                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number:          811-7734

Exact name of registrant as specified
in charter:                                  Hallmark Equity Series Trust

Address of principal executive offices:      1250 Broadway
                                             New York, NY 10001-3701

Name and address of agent for service:       Amy W. Bizar
                                             1250 Broadway
                                             New York, NY 10001-3701

Registrant's telephone number, including
area code:                                   212-401-5500

Date of fiscal year end:                     May 31

Date of reporting period:                    November 30, 2004

ITEM 1.  SEMI-ANNUAL REPORTS TO SHAREHOLDERS

[HALLMARK FUNDS(SM) LOGO]
A RESERVE MANAGEMENT AFFILIATE

SEMI-ANNUAL REPORT

HALLMARK EQUITY SERIES TRUST

HALLMARK CAPITAL APPRECIATION FUND

HALLMARK INFORMED INVESTORS GROWTH FUND

HALLMARK INTERNATIONAL EQUITY FUND

HALLMARK INTERNATIONAL SMALL-CAP FUND

HALLMARK LARGE-CAP GROWTH FUND

HALLMARK SMALL-CAP GROWTH FUND

HALLMARK STRATEGIC GROWTH FUND


NOVEMBER 30, 2004

             HALLMARK EQUITY SERIES TRUST--CAPITAL APPRECIATION FUND

             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                   VALUE
SHARES                                                                                            (NOTE 1)
----------                                                                                      ------------
             COMMON STOCKS--88.4%

             BANKS--4.6%
     4,000   Wells Fargo & Co.                                                                  $    247,080
                                                                                                ------------
             BIOTECHNOLOGY & DRUGS--8.7%
     3,750   Amgen, Inc.                                                                             225,150
     1,000   Johnson & Johnson Inc.                                                                   60,320
     5,000   Techne Corp.*                                                                           185,750
                                                                                                ------------
                                                                                                     471,220
                                                                                                ------------
             BROADCASTING & CABLE TV--10.0%
    16,000   Time Warner, Inc.*                                                                      283,360
     5,000   Viacom, Inc. -Class B                                                                   173,500
     2,250   XM Statellite Radio Inc. *                                                               83,047
                                                                                                ------------
                                                                                                     539,907
                                                                                                ------------
             BUSINESS SERVICES--3.1%
     5,000   Paychex, Inc.                                                                           165,800
                                                                                                ------------
             COMMUNICATIONS--3.7%
     4,810   QUALCOMM, Inc.                                                                          200,192
                                                                                                ------------
             COMPUTER-PERIPHERALS--3.2%
     2,000   Lexmark International Inc.                                                              169,800
                                                                                                ------------
             CONGLOMERATES--7.4%
     6,450   General Electric Co.                                                                    228,072
     5,000   Tyco International Ltd.                                                                 169,850
                                                                                                ------------
                                                                                                     397,922
                                                                                                ------------
             E-COMMERCE--3.9%
     1,875   Ebay, Inc.*                                                                             210,844
                                                                                                ------------
             ENERGY-ALTERNATE SOURCES--3.6%
     6,000   Headwaters, Inc.*                                                                       192,180
                                                                                                ------------
             FINANCIAL SERVICES--5.7%
     6,500   Allied Capital Corp.                                                                    179,530
     2,900   Citigroup, Inc.                                                                         129,775
                                                                                                ------------
                                                                                                     309,305
                                                                                                ------------
             HEALTHCARE--3.3%
     2,200   Zimmer Holdings, Inc.*                                                                  179,520
                                                                                                ------------
             OIL & GAS--8.1%
     4,500   BJ Services Co.                                                                         228,015
     5,000   Devon Energy Corp.                                                                      207,100
                                                                                                ------------
                                                                                                     435,115
                                                                                                ------------
             RETAIL--8.0%
     6,000   Bed, Bath & Beyond, Inc.*                                                               239,568
     3,410   Best Buy Company, Inc.                                                                  192,256
                                                                                                ------------
                                                                                                     431,824
                                                                                                ------------
             SOFTWARE & PROGRAMMING--7.4%
     4,000   Electronic Arts, Inc.*                                                                  195,600
     7,550   Microsoft Corp.                                                                         202,416
                                                                                                ------------
                                                                                                     398,016
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                   VALUE
SHARES                                                                                            (NOTE 1)
----------                                                                                      ------------
             COMMON STOCKS (CONTINUED)

             TELECOMMUNICATIONS--2.9%
    40,000   Lucent Technologies, Inc.*                                                         $    157,200
                                                                                                ------------
             TRUCKING--4.8%
     3,100   United Parcel Service, Inc. Class B                                                     260,865
                                                                                                ------------

             TOTAL INVESTMENTS (COST $4,101,113)                                         88.4%     4,766,790
             OTHER ASSETS, LESS LIABILITIES                                              11.6        625,078
                                                                                        -----   ------------
             NET ASSETS                                                                 100.0%  $  5,391,868
                                                                                        =====   ============

----------
Values of investments are shown as a percentage of net assets.

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             HALLMARK EQUITY SERIES TRUST--CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS:
   Investments in securities, at value
     (cost $4,101,113)                                         $    4,766,790
   Cash                                                               599,467
   Dividends and interest receivable                                   26,005
                                                               --------------
     Total Assets                                                   5,392,262
                                                               --------------

LIABILITIES:
   Comprehensive management fees payable                                  336
   Distribution (12b-1) fees payable                                       58
                                                               --------------
     Total Liabilities                                                    394
                                                               --------------
NET ASSETS (Notes 1 & 5)                                       $    5,391,868
                                                               ==============

COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001)                    $          808
   Paid in capital                                                 11,792,415
   Undistributed net investment income                                 15,893
   Accumulated net realized loss on investments                    (7,082,924)
   Net unrealized appreciation on investments                         665,676
                                                               --------------
NET ASSETS                                                     $    5,391,868
                                                               ==============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($4,181,492/504,980 shares)                         $         8.28
                                                               ==============
   Class I ($1,210,376/303,360 shares)                         $         3.99
                                                               ==============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
   Dividends                                                   $       52,397
   Interest                                                                59
                                                               --------------
     Total Investment Income                                           52,456
                                                               --------------

EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                           25,637
     Class I                                                            5,543
   Distribution (12b-1) fees - Class R                                  5,341
   Interest expense                                                         4
   Trustee fees                                                            38
                                                               --------------
     Total Expenses                                                    36,563
                                                               --------------
     Net Investment Income                                             15,893
                                                               --------------

REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS (Note 1):
   Net realized loss on investments                                  (111,585)
   Net change in unrealized appreciation on investments              (144,485)
                                                               --------------
   Net realized and unrealized loss on investments                   (256,070)
                                                               --------------
   Net Decrease in Net Assets Resulting from
     Operations                                                $     (240,177)
                                                               ==============

                       STATEMENT OF CHANGES IN NET ASSETS
     FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 AND YEAR ENDED MAY 31, 2004
                                   (UNAUDITED)

                                                                                                   NOVEMBER 30,       MAY 31,
                                                                                                      2004             2004
                                                                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss)                                                                    $      15,893    $     (36,745)
  Net realized gain (loss) from investment transactions                                                (111,585)         471,752
  Net change in unrealized appreciation (depreciation) on investments                                  (144,485)         344,470
                                                                                                  -------------    -------------
  Net increase (decrease) in net assets resulting from operations                                      (240,177)         779,477
                                                                                                  -------------    -------------

CAPITAL SHARES TRANSACTIONS (Note 4):
  Proceeds from sale of shares                                                                           47,620          177,718
  Cost of shares redeemed                                                                              (367,117)        (394,151)
                                                                                                  -------------    -------------
  Net decrease in net assets resulting from capital share transactions                                 (319,497)        (216,433)
                                                                                                  -------------    -------------
  Net increase (decrease) in net assets                                                                (559,674)         563,044

NET ASSETS:
  Beginning of period                                                                                 5,951,542        5,388,498
                                                                                                  -------------    -------------
  End of period (including undistributed net investment income of $15,893 and $0, respectively)   $   5,391,868    $   5,951,542
                                                                                                  =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

          HALLMARK EQUITY SERIES TRUST--INFORMED INVESTORS GROWTH FUND

             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                   VALUE
SHARES                                                                                            (NOTE 1)
----------                                                                                      ------------
             COMMON STOCKS--99.4%

             AEROSPACE-DEFENSE--1.4%
     1,600   Boeing Co.                                                                         $     85,712
                                                                                                ------------
             BASIC INDUSTRIES--1.5%
     2,500   Georgia-Pacific Corp.                                                                    91,525
                                                                                                ------------
             BANKING--13.1%
     2,000   Bank of America Corp.                                                                    92,540
     3,100   Keycorp.                                                                                103,199
     3,100   National City Corp.                                                                     114,948
     5,500   New York Community Bancorp.                                                             108,790
     3,600   Popular, Inc.                                                                            95,400
     2,800   PrivateBancorp, Inc.                                                                     96,432
     1,900   Wachovia Corp.                                                                           98,325
     1,500   Wells Fargo & Co.                                                                        92,655
                                                                                                ------------
                                                                                                     802,289
                                                                                                ------------
             COMMERCIAL SERVICES--2.6%
     1,500   Corrections Corp. of America*                                                            59,250
     2,500   First Data Corp.                                                                        102,725
                                                                                                ------------
                                                                                                     161,975
                                                                                                ------------
             COMMUNICATION EQUIPMENT--2.7%
     4,500   Cisco Systems, Inc.*                                                                     84,195
    20,000   Lucent Technologies, Inc.*                                                               78,600
                                                                                                ------------
                                                                                                     162,795
                                                                                                ------------
             COMPUTER MANUFACTURERS--1.8%
     2,700   Dell, Inc.*                                                                             109,404
                                                                                                ------------
             COMPUTER NETWORKS--1.2%
     5,000   Convergys Corp.*                                                                         74,350
                                                                                                ------------
             COMPUTER PERIPHERALS--1.6%
     4,900   Hewlett-Packard Co.                                                                      98,000
                                                                                                ------------
             COMPUTER SOFTWARE--3.4%
     2,200   Electronic Arts, Inc.*                                                                  107,580
     3,700   Microsoft Corp.                                                                          99,197
                                                                                                ------------
                                                                                                     206,777
                                                                                                ------------
             CONSUMER NON-DURABLES--5.8%
     1,700   Altria Group, Inc.                                                                       97,733
     4,500   Coca-Cola Enterprises, Inc.                                                              93,600
     2,300   General Motors Corp.                                                                     88,757
     1,200   Whirlpool Corp.                                                                          77,460
                                                                                                ------------
                                                                                                     357,550
                                                                                                ------------
             CONSUMER SERVICES--1.3%
     6,500   Alliance Gaming Corp.*                                                                   78,585
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                   VALUE
SHARES                                                                                            (NOTE 1)
----------                                                                                      ------------
             COMMON STOCKS (CONTINUED)

             DRUGS & HEALTH CARE--6.3%
     2,700   Abbott Laboratories                                                                $    113,292
     1,750   AmericsourceBergen Corp.                                                                103,145
     1,800   Invitrogen Corp.*                                                                       108,900
     4,000   Ivax Corp.*                                                                              62,440
                                                                                                ------------
                                                                                                     387,777
                                                                                                ------------
             ELECTRIC UTILITIES--1.3%
     1,900   Exelon Corp.                                                                             79,249
                                                                                                ------------
             FOOD PROCESSORS--1.3%
     3,000   Conagra Foods, Inc.                                                                      81,150
                                                                                                ------------
             HEALTH INSURANCE PRODUCTS--1.7%
     1,000   Anthem, Inc.*                                                                           101,330
                                                                                                ------------
             INSURANCE--10.1%
     1,100   Aetna, Inc.                                                                             130,361
     3,300   American Financial Group, Inc.                                                          103,884
     2,500   Metlife, Inc.                                                                            97,500
     3,500   Ohio Casualty Corp.*                                                                     75,180
     4,000   Old Republic International Corp.                                                         99,960
     2,350   SAFECO Corp.                                                                            113,905
                                                                                                ------------
                                                                                                     620,790
                                                                                                ------------
             OIL & GAS--10.5%
     3,000   Devon Energy Corp.                                                                      124,260
    21,000   Dynegy, Inc. - Class A*                                                                 118,650
     4,500   Enterprise Products Partners                                                            110,205
     1,600   Exxon Mobil Corp.                                                                        82,000
     1,800   SEACOR Holdings, Inc.*                                                                   99,900
     2,300   Unocal Corp.                                                                            105,892
                                                                                                ------------
                                                                                                     640,907
                                                                                                ------------
             PRINTING & PUBLISHING--1.3%
     1,000   Ganett Co.                                                                               82,490
                                                                                                ------------
             RETAIL--5.5%
     2,800   Claire's Stores, Inc.                                                                    56,980
     2,000   Home Depot, Inc.                                                                         83,500
     1,750   Lowe's Co's, Inc.                                                                        96,828
     6,100   Office Depot, Inc.*                                                                     100,040
                                                                                                ------------
                                                                                                     337,348
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                   VALUE
SHARES                                                                                            (NOTE 1)
----------                                                                                      ------------
             COMMON STOCKS (CONTINUED)

             TECHNOLOGY--11.0%
     5,000   BMC Software, Inc.*                                                                $     92,900
     1,800   Computer Sciences Corp.*                                                                 97,380
     1,500   Emerson Electric Co.                                                                    100,230
     3,200   Novellus Systems, Inc.*                                                                  86,208
     3,000   QUALCOMM, Inc.                                                                          124,860
    15,000   Supportsoft, Inc.*                                                                       76,200
     3,100   Tektronix, Inc                                                                           97,246
                                                                                                ------------
                                                                                                     675,024
                                                                                                ------------
             TELECOMMUNICATION EQUIPMENT--5.9%
     5,000   Avaya, Inc.*                                                                             82,100
     4,600   Comverse Technology, Inc.*                                                               97,842
     3,500   Scientific-Atlanta, Inc.                                                                103,670
    12,000   Westell Technologies, Inc. - Class A*                                                    78,600
                                                                                                ------------
                                                                                                     362,212
                                                                                                ------------
             TELEPHONE UTILITIES--6.8%
     6,650   AT&T Corp.                                                                              121,695
     4,100   BellSouth Corp.                                                                         109,962
    11,000   Boston Communications Group, Inc.*                                                       97,900
     2,700   CenturyTel Inc.                                                                          88,884
                                                                                                ------------
                                                                                                     418,441
                                                                                                ------------
             TRANSPORTATION--1.3%
     4,000   Sirva, Inc.*                                                                             79,600
                                                                                                ------------

             TOTAL INVESTMENTS (COST $5,615,455)                                         99.4%     6,095,280
             OTHER ASSETS, LESS LIABILITIES                                               0.6         37,054
                                                                                        -----   ------------
             NET ASSETS                                                                 100.0%  $  6,132,334
                                                                                        =====   ============

----------
Values of investments are shown as a percentage of net assets.

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

          HALLMARK EQUITY SERIES TRUST--INFORMED INVESTORS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS:
   Investments in securities, at value
     (cost $5,615,455)                                         $    6,095,280
   Cash                                                                 7,326
   Receivable for securities sold                                     421,856
   Dividends and interest receivable                                   19,801
                                                               --------------
     Total Assets                                                   6,544,263
                                                               --------------

LIABILITIES:
   Payable for securities purchased                                   411,441
   Comprehensive management fees payable                                  420
   Distribution (12b-1) fees payable                                       68
                                                               --------------
     Total Liabilities                                                411,929
                                                               --------------
TOTAL NET ASSETS (Notes 1 & 5)                                 $    6,132,334
                                                               ==============

COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001 per share)          $          562
   Paid in capital                                                 13,665,067
   Undistributed net investment income                                 21,297
   Accumulated net realized loss on investments                    (8,034,417)
   Net unrealized appreciation on investments                         479,825
                                                               --------------
NET ASSETS                                                     $    6,132,334
                                                               ==============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($4,935,705/438,856 shares)                         $        11.25
                                                               ==============
   Class I ($1,196,629/123,010 shares)                         $         9.73
                                                               ==============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
   Dividends                                                   $       64,837
   Interest                                                               144
                                                               --------------
     Total Investment Income                                           64,981
                                                               --------------

EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                           31,448
     Class I                                                            6,055
   Distribution (12b-1) fees - Class R                                  6,048
   Interest expense                                                        93
   Trustee fees                                                            40
                                                               --------------
     Total Expenses                                                    43,684
                                                               --------------
     Net Investment Income                                             21,297
                                                               --------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized loss on investments                                  (173,235)
   Net change in unrealized appreciation
     on investments                                                   437,829
                                                               --------------
   Net realized and unrealized gain on investments                    264,594
                                                               --------------
   Net Increase in Net Assets Resulting from
     Operations                                                $      285,891
                                                               ==============

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 AND FOR THE YEAR ENDED MAY 31, 2004
                                   (UNAUDITED)

                                                                                                   NOVEMBER 30,       MAY 31,
                                                                                                       2004            2004
                                                                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss)                                                                    $      21,297    $      (7,265)
  Net realized gain (loss) on investments                                                              (173,235)       1,760,318
  Net change in unrealized appreciation (depreciation) on investments                                   437,829         (484,836)
                                                                                                  -------------    -------------
  Net increase in net assets resulting from operations                                                  285,891        1,268,217
                                                                                                  -------------    -------------

CAPITAL SHARE TRANSACTIONS (Note 4):
  Proceeds from sale of shares                                                                          450,802          481,846
  Cost of shares redeemed                                                                              (749,549)        (623,085)
                                                                                                  -------------    -------------
  Net decrease in net assets resulting from capital share transactions                                 (298,747)        (141,239)
                                                                                                  -------------    -------------
  Net increase (decrease) in net assets                                                                 (12,856)       1,126,978

NET ASSETS:
  Beginning of period                                                                                 6,145,190        5,018,212
                                                                                                  -------------    -------------
  End of period (Including undistributed net investment income of $21,297 and $0, respectively    $   6,132,334    $   6,145,190
                                                                                                  =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             HALLMARK EQUITY SERIES TRUST--INTERNATIONAL EQUITY FUND

             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                   VALUE
SHARES                                                                                            (NOTE 1)
----------                                                                                      ------------
             COMMON STOCKS--93.3%

             AUSTRALIA--3.0%
     3,340   Coles Myer Ltd                                                                     $     25,700
     1,505   Rinker Group Ltd.                                                                        11,139
     1,230   Toll Holdings Ltd.                                                                       11,418
     2,050   Unitab Ltd.                                                                              17,781
                                                                                                ------------
                                                                                                      66,038
                                                                                                ------------
             AUSTRIA--3.3%
       800   Erste Bank der oesterreichischen Sparkassen AG                                           40,707
       705   Wienerberger AG                                                                          31,292
                                                                                                ------------
                                                                                                      71,999
                                                                                                ------------
             BELGIUM--1.4%
       380   Delhaize Group                                                                           29,188
        26   Dolmen Computer Applications N.V.                                                           378
                                                                                                ------------
                                                                                                      29,566
                                                                                                ------------
             FINLAND--1.6%
       240   Nokian Renkaat Oyj                                                                       34,477
                                                                                                ------------
             FRANCE--2.4%
       255   BNP Paribas S.A.                                                                         17,723
       540   Publicis Groupe                                                                          17,847
       130   Vinci S.A.                                                                               16,092
                                                                                                ------------
                                                                                                      51,662
                                                                                                ------------
             GERMANY--6.6%
       180   Celesio AG                                                                               13,778
       835   Continental AG                                                                           50,988
     1,125   Deutsche Telekom AG                                                                      23,890
       240   MPC Capital AG                                                                           18,562
        50   Puma AG                                                                                  13,840
       320   Schering AG                                                                              22,772
                                                                                                ------------
                                                                                                     143,830
                                                                                                ------------
             HONG KONG--7.1%
    20,000   Anhui Expressway Co., Ltd.                                                                9,967
     2,500   Espirit Holdings Ltd.                                                                    13,696
     1,750   Global Biochem Technology Warrants*                                                         101
    13,000   Hong Kong & China Gas Co., Ltd.                                                          26,833
     6,500   Lifestyles International Holdings Ltd.                                                   10,115
    32,000   Maanshan Iron & Steel Co., Ltd.                                                          12,860
       190   Netease.com Inc.*                                                                        10,055
     4,000   Sun Hung Kai Properties Ltd.                                                             39,738
     5,000   Techtronic Industries Co., Ltd.                                                           9,999
    36,000   Xinao Gas Holdings Ltd.*                                                                 21,181
                                                                                                ------------
                                                                                                     154,545
                                                                                                ------------
             HUNGARY--1.7%
       660   OTP Bank                                                                                 37,950
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                   VALUE
SHARES                                                                                            (NOTE 1)
----------                                                                                      ------------
             COMMON STOCKS (CONTINUED)

             INDIA--5.6%
       750   Bajaj Auto Ltd.                                                                    $     17,250
       900   HDFC Bank Ltd. ADR                                                                       36,900
       905   ICICI Bank Ltd. ADR                                                                      16,770
       545   Infosys Technology Ltd. ADR                                                              39,196
     1,100   Tata Motor Ltd. ADR*                                                                     12,243
                                                                                                ------------
                                                                                                     122,359
                                                                                                ------------
             INDONESIA--0.7%
       675   PT Telekomunikasi Indonesia ADR                                                          14,972
                                                                                                ------------
             IRELAND--4.3%
     1,190   Allied Irish Bank                                                                        23,246
     3,130   Anglo Irish Bank Corp. PLC                                                               70,836
                                                                                                ------------
                                                                                                      94,082
                                                                                                ------------
             ITALY--1.5%
     1,015   Lottomatica SpA                                                                          31,832
                                                                                                ------------
             JAPAN--19.5%
       400   Aeon Credit Service Co., Ltd.                                                            28,671
        20   eAccess, Ltd.                                                                            19,270
       300   Fast Retailing Co., Ltd.                                                                 22,582
       240   Goldcrest Co., Ltd.                                                                      16,387
     1,200   Honda Motor Co., Inc. ADR                                                                28,740
       300   Hoya Corp.                                                                               31,235
         5   Mitsubishi Tokyo Financial Group, Inc.                                                   47,349
     1,000   Mitsui Fudosan Co., Ltd.                                                                 11,684
     6,000   Mitsui O.S.K. Lines, Ltd.                                                                37,238
     3,000   Mitsui Sumitomo Insurance Co., Ltd.                                                      26,457
       200   Nidec Corp.                                                                              23,504
       300   Sankyo Co., Ltd.                                                                         13,520
     3,000   Sumitomo Realty & Development Co., Ltd.                                                  36,917
       400   TDK Corp.                                                                                28,710
       600   Toyota Motor Corp.                                                                       22,494
       195   Trend Motors Ltd. ADR                                                                    10,232
       240   USS Co., Ltd.                                                                            21,422
                                                                                                ------------
                                                                                                     426,412
                                                                                                ------------
             MALAYSIA--0.6%
     6,400   Public Bank Berhad                                                                       13,389
                                                                                                ------------
             MEXICO--1.0%
       480   America Movil S.A. de C.V. ADR                                                           22,421
                                                                                                ------------
             NETHERLANDS--2.2%
       235   Colruyt N.V.                                                                             37,288
       465   Axalto Holding N.V.*                                                                     11,240
                                                                                                ------------
                                                                                                      48,528
                                                                                                ------------
             PORTUGAL--0.9%
     6,675   Electridade de Portugal                                                                  19,781
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                   VALUE
SHARES                                                                                            (NOTE 1)
----------                                                                                      ------------
             COMMON STOCKS (CONTINUED)

             RUSSIA--1.7%
       120   Lukoil ADR                                                                         $     14,982
       150   Mobile Telesystems ADR                                                                   20,810
                                                                                                ------------
                                                                                                      35,792
                                                                                                ------------
             SINGAPORE--1.3%
     3,000   DBS Group Holdings Ltd.                                                                  28,950
                                                                                                ------------
             SOUTH KOREA--2.8%
     2,230   Hankook Tire Co., Ltd.                                                                   22,555
       450   Hyundai Motor Co.                                                                        22,157
        40   Samsung Electronics Co., Ltd.                                                            16,584
                                                                                                ------------
                                                                                                      61,296
                                                                                                ------------
             SPAIN--2.3%
     1,160   Gamesa Corporacion Technologica, S.A.                                                    15,292
       720   Grupo Ferrovial, S.A.                                                                    34,732
                                                                                                ------------
                                                                                                      50,024
                                                                                                ------------
             SWEDEN--1.0%
     6,780   Telefonaktiebolaget LM Ericsson *                                                        22,610
                                                                                                ------------
             SWITZERLAND--4.8%
       200   Nobel Biocare Holding AG                                                                 35,947
       145   Roche Holding AG                                                                         15,371
        95   Straumann AG                                                                             20,750
       300   Synthes, Inc.*                                                                           32,474
                                                                                                ------------
                                                                                                     104,542
                                                                                                ------------
             THAILAND--2.9%
     6,700   PTT Public Co., Ltd.                                                                     28,731
     5,400   The Siam Cement Public Co., Ltd.                                                         34,529
                                                                                                ------------
                                                                                                      63,260
                                                                                                ------------
             UNITED KINGDOM--13.1%
     2,425   Allied Domecq PLC                                                                        23,949
     2,330   Cadbury Schweppes PLC                                                                    20,785
       435   Carnival Corp.                                                                           23,059
     3,870   Centrica PLC                                                                             18,315
     1,255   HSBC Holdings PLC                                                                        21,360
    10,500   mmO2 PLC*                                                                                22,915
     1,175   Next Plc                                                                                 36,002
     1,900   Northgate PLC                                                                            28,345
     1,290   Reckitt Benckiser PLC                                                                    38,022
     1,630   Smith & Nephew PLC                                                                       16,611
     6,420   Tesco PLC                                                                                36,974
                                                                                                ------------
                                                                                                     286,337
                                                                                                ------------

             Total Common Stocks (Cost $1,612,761)                                                 2,036,654
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                   VALUE
SHARES                                                                                            (NOTE 1)
----------                                                                                      ------------
             PREFERRED STOCKS--1.1%

             GERMANY--1.1%
        39   Porsche AG (Cost $24,744)                                                          $     24,877
                                                                                                ------------

             TOTAL INVESTMENTS (COST $1,637,505)                                         94.4%     2,061,531
             OTHER ASSETS, LESS LIABILITIES                                               5.6        121,376
                                                                                        -----   ------------
             NET ASSETS                                                                 100.0%  $  2,182,907
                                                                                        =====   ============

----------
Values of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             HALLMARK EQUITY SERIES TRUST--INTERNATIONAL EQUITY FUND

                              INDUSTRY COMPOSITION

INDUSTRY                                                                            PERCENT
--------                                                                            -------
Advertising                                                                             0.8%
Auto/Truck Manufacturer                                                                 8.3
Automobile Equipment                                                                    6.3
Basic Materials                                                                         0.5
Biotech & Medical Devices                                                               3.5
Building & Housing                                                                      3.9
Commercial Banks                                                                       11.6
Computer Software                                                                       0.5
Consumer Products                                                                       1.7
Consumer Staples                                                                        1.3
Credit & Finance                                                                        1.3
Distribution Companies                                                                  1.6
Diversified Operations                                                                  1.0
Drug & Health Care                                                                      3.7
Electricity & Gas Utility                                                               0.8
Electical Equipment                                                                     0.9
Electronics                                                                             2.1
Energy                                                                                  0.7
Entertainment & Leisure                                                                 4.0
Financial Services                                                                      2.7
Food & Drink                                                                            2.8
Industrial                                                                              1.1
Information Technology Services                                                         2.3
Insurance Companies                                                                     1.2
Internet Content                                                                        0.5
Machinery                                                                               1.1
Money Center Banks                                                                      4.6
Oil-International                                                                       2.0
Public Utilities                                                                        1.7
Real Estate Development                                                                 2.2
Real Estate Investment                                                                  0.8
Retailing                                                                               6.0
Semi-Conductors                                                                         1.4
Telecommunications                                                                      4.8
Telephone Utilities                                                                     0.9
Textile & Footwear                                                                      0.6
Transportation                                                                          2.2
Wireless Telephone                                                                      1.0
Other Assets, Less Liabilities                                                          5.6
                                                                                    -------
                                                                                      100.0%
                                                                                    =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

             HALLMARK EQUITY SERIES TRUST--INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS:
   Investments in securities, at value
     (cost $1,637,505)                                         $    2,061,531
   Cash                                                               127,719
   Receivable for securities sold                                       9,395
   Dividends receivable                                                10,073
                                                               --------------
     Total Assets                                                   2,208,718
                                                               --------------
LIABILITIES:
   Payable for Securities purchased                                    25,610
   Comprehensive management fee payable                                   178
   Distribution (12b-1) fees payable                                       23
                                                               --------------
     Total Liabilities                                                 25,811
                                                               --------------
NET ASSETS (Notes 1 & 5):                                      $    2,182,907
                                                               ==============
COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001 per share)          $          220
   Paid in capital                                                  4,916,227
   Accumulated net investment loss                                    (63,713)
   Accumulated net realized loss on investments
     and foreign currency transactions                             (3,095,882)
   Net unrealized appreciation on investments
     and translation of foreign currency                              426,055
                                                               --------------
NET ASSETS                                                     $    2,182,907
                                                               ==============
NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($1,717,020/166,751 shares)                         $        10.30
                                                               ==============
   Class I ($465,887/53,366 shares)                            $         8.73
                                                               ==============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
   Dividends*                                                  $       11,805
                                                               --------------
     Total Investment Income                                           11,805
                                                               --------------

EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                           12,200
     Class I                                                            2,726
   Distribution (12b-1) fees                                            1,968
   Interest expense                                                        33
   Trustee fees                                                            13
                                                               --------------
     Total Expenses                                                    16,940
                                                               --------------
     Net Investment Loss                                               (5,135)
                                                               --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY (Note 1):
   Net realized loss on investments                                    (8,336)
   Net realized loss on foreign currency transactions                 (22,578)
   Net change in unrealized appreciation on
     investments                                                      192,449
   Net change in unrealized gain on translation of
     foreign currency                                                   1,329
                                                               --------------
   Net realized and unrealized gain
     on investments                                                   162,864
                                                               --------------
   Net Increase in Net Assets Resulting from
     Operations                                                $      157,729
                                                               ==============

----------
* Dividends are net of foreign tax withholdings of $1,500.

                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 AND THE YEAR ENDED MAY 31, 2004
                                   (UNAUDITED)

                                                                                                   NOVEMBER 30,       MAY 31,
                                                                                                      2004             2004
                                                                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss)                                                                    $      (5,135)   $       2,566
  Net realized gain (loss) on investment transactions                                                    (8,336)         337,640
  Net realized loss on foreign currency transactions                                                    (22,578)         (88,778)
  Net change in unrealized appreciation on investments                                                  192,449           26,493
  Net change in unrealized appreciation (depreciation) on foreign currency                                1,329           (1,622)
                                                                                                  -------------    -------------
  Net increase in net assets resulting from operations                                                  157,729          276,299
                                                                                                  -------------    -------------

CAPITAL SHARE TRANSACTIONS (Note 4):
  Proceeds from sale of shares                                                                          147,342          501,216
  Cost of shares redeemed                                                                              (147,069)        (486,328)
                                                                                                  -------------    -------------
  Net increase in net assets resulting from capital share transactions                                      273           14,888
                                                                                                  -------------    -------------
  Net increase in net assets                                                                            158,002          291,187

NET ASSETS:
  Beginning of period                                                                                 2,024,905        1,733,718
                                                                                                  -------------    -------------
  End of period                                                                                   $   2,182,907    $   2,024,905
                                                                                                  =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

           HALLMARK EQUITY SERIES TRUST--INTERNATIONAL SMALL-CAP FUND

             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                   VALUE
SHARES                                                                                            (NOTE 1)
----------                                                                                      ------------
             COMMON STOCKS - 98.8%

             AUSTRALIA--11.1%
     5,000   Ansell Ltd                                                                         $     35,273
     9,700   Aristocrat Leisure Ltd                                                                   65,813
     4,000   Sonic Healthcare, Ltd                                                                    34,541
     7,100   Toll Holdings, Ltd                                                                       65,908
     5,100   Unitab Ltd                                                                               44,236
                                                                                                ------------
                                                                                                     245,771
                                                                                                ------------
             AUSTRIA--1.8%
       900   Wienerberger AG                                                                          39,947
                                                                                                ------------
             BERMUDA--0.1%
       106   Ship Finance International Ltd                                                            2,677
                                                                                                ------------
             CHINA--3.3%
     1,800   Shanda Interactive Entertainment ADR*                                                    72,270
                                                                                                ------------
             FINLAND--2.7%
       250   Nokian Renkaat Oyj                                                                       35,914
     1,400   Perlos Oyj                                                                               23,702
                                                                                                ------------
                                                                                                      59,616
                                                                                                ------------
             FRANCE--1.0%
       240   Ciments Francais                                                                         21,050
                                                                                                ------------
             GERMANY--10.0%
     1,150   Celesio AG                                                                               88,026
       800   K&S AG                                                                                   40,314
       280   MPC Muenchmeyer Petersen Capital AG                                                      21,656
       255   Puma AG                                                                                  70,586
                                                                                                ------------
                                                                                                     220,582
                                                                                                ------------
             HONG KONG--5.3%
    56,000   Citic International Financial Holdings Ltd                                               24,486
   150,000   Jiangxi Copper Company Ltd                                                               92,112
                                                                                                ------------
                                                                                                     116,598
                                                                                                ------------
             IRELAND--6.5%
     1,600   Anglo Irish Bank Corp.                                                                   36,210
     7,400   Grafton Group PLC                                                                        75,032
     3,700   Kingspan Group PLC                                                                       33,091
                                                                                                ------------
                                                                                                     144,333
                                                                                                ------------
             ITALY--21.4%
     4,000   Acea SpA                                                                                 40,824
    23,200   AEM Torino SpA                                                                           57,807
     3,900   Autostrada Torino-Milano SpA                                                             89,034
    27,120   Hera SpA*                                                                                74,602
     4,400   Italcementi SpA                                                                          45,994
     2,400   Lottomatica SpA                                                                          75,269
     6,700   SIAS SpA*                                                                                89,303
                                                                                                ------------
                                                                                                     472,833
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                   VALUE
SHARES                                                                                            (NOTE 1)
----------                                                                                      ------------
             COMMON STOCKS (CONTINUED)

             JAPAN--1.9%
     7,000   Mitsui OSK Lines, Ltd                                                              $     43,444
                                                                                                ------------
             NETHERLANDS--2.1%
     1,900   Axalto Holding NV*                                                                       45,928
                                                                                                ------------
             NORWAY--5.4%
     5,500   Fred Olsen Energy ASA*                                                                   70,203
       800   Frontline Ltd                                                                            48,414
                                                                                                ------------
                                                                                                     118,617
                                                                                                ------------
             PHILIPPINES--3.8%
     3,400   Philippine Long Distance Telephone Co. ADR                                               83,368
                                                                                                ------------
             SINGAPORE--7.9%
    65,000   Accord Customer Care Solutions Ltd*                                                      31,760
    86,000   Hi-P international Ltd                                                                   90,344
    28,000   Jurong Technologies Industrial Corp. Ltd                                                 22,403
    69,000   Magnecomp International Ltd                                                              30,975
                                                                                                ------------
                                                                                                     175,482
                                                                                                ------------
             SPAIN--5.8%
     2,700   Enagas                                                                                   36,993
       850   Grupo Ferrovial                                                                          41,003
     1,150   Sos Cuetara S.A.                                                                         49,056
                                                                                                ------------
                                                                                                     127,052
                                                                                                ------------
             SWITZERLAND--8.7%
        55   Geberit AG                                                                               38,741
        60   Givaudan SA                                                                              39,684
       130   Leica Geosysiems AG*                                                                     38,344
       185   Nobel Biocare Holding AG                                                                 33,251
     1,360   Phonak Holding AG                                                                        42,947
                                                                                                ------------
                                                                                                     192,967
                                                                                                ------------

             TOTAL INVESTMENTS (COST $1,889,685)                                   98.8%           2,182,535
             OTHER ASSETS, LESS LIABILITIES                                         1.2               25,837
                                                                                  -----         ------------
             NET ASSETS                                                           100.0%        $  2,208,372
                                                                                  =====         ============

----------
Values of investments are shown as a percentage of net assets.

* Non-income producing.

ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

           HALLMARK EQUITY SERIES TRUST--INTERNATIONAL SMALL-CAP FUND

                              INDUSTRY COMPOSITION

INDUSTRY                                                                PERCENT
--------                                                                -------
Auto/Truck Manufacturers                                                    1.8%
Automobile Equipment                                                        1.6
Basic Materials                                                             2.5
Biotech & Medical Devices                                                   1.9
Building & Housing                                                          3.6
Chemicals                                                                   3.4
Commercial Banks                                                            2.7
Drugs & Healthcare                                                          7.1
Electric & Gas Utility                                                      5.1
Electric Power Utilities                                                    2.6
Electronics                                                                 2.1
Entertainment & Leisure                                                     8.4
Financial Services                                                          1.1
Food & Drink                                                                2.2
Industrial                                                                 11.3
Information Technology Services                                             4.9
Internet Content                                                            3.3
Investment Companies                                                        4.0
Non-Ferrous Metals                                                          4.2
Oil Drilling & Service                                                      3.2
Retailing                                                                   1.8
Service Companies                                                           5.9
Telecommunications                                                          3.8
Textiles & Footwear                                                         3.2
Transportation                                                              7.1
Other Assets, Less Liabilities                                              1.2
                                                                        -------
PERCENT OF NET ASSETS                                                     100.0%
                                                                        =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

           HALLMARK EQUITY SERIES TRUST--INTERNATIONAL SMALL-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS:
   Investments in securities, at value
     (cost $1,889,685)                                         $    2,182,535
   Cash                                                                34,798
   Receivable for securities sold                                      19,273
   Dividends and interest receivable                                    4,258
                                                               --------------
     Total Assets                                                   2,240,864
                                                               --------------
LIABILITIES:
   Payable for securities purchased                                    32,285
   Comprehensive management fees payable                                  182
   Distribution (12b-1) fees payable                                       25
                                                               --------------
     Total Liabilities                                                 32,492
                                                               --------------
NET ASSETS (Notes 1 & 5)                                       $    2,208,372
                                                               ==============
COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001)                    $          243
   Paid in capital                                                  1,907,663
   Accumulated net investment loss                                   (121,395)
   Accumulated net realized gain on investments
     and foreign currency transactions                                128,769
   Net unrealized appreciation on investments
     and translation of foreign currency                              293,092
                                                               --------------
NET ASSETS                                                     $    2,208,372
                                                               ==============
NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($1,889,473/207,867 shares)                         $         9.09
                                                               ==============
   Class I ($318,899/34,585 shares)                            $         9.22
                                                               ==============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
   Dividends*                                                  $       15,686
   Interest                                                                 2
                                                               --------------
     Total Investment Income                                           15,688
                                                               --------------
EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                           12,977
     Class I                                                            1,978
   Distribution (12b-1) fees - Class R                                  2,093
   Interest expense                                                       183
   Trustee fees                                                            12
                                                               --------------
     Total Expenses                                                    17,243
                                                               --------------
     Net Investment Loss                                               (1,555)
                                                               --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY (Note 1):
   Net realized gain on investments                                   131,322
   Net realized loss on foreign currency transactions                 (84,067)
   Net change in unrealized appreciation on investments               106,757
   Net change in unrealized gain on translation of
     foreign currency                                                     241
                                                               --------------
   Net realized and unrealized gain on investments
     and foreign currency                                             154,253
                                                               --------------
   Net Increase in Net Assets Resulting from Operations        $      152,698
                                                               ==============

----------
* Dividends are net of foreign tax withholdings of $1,412.

                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 AND THE YEAR ENDED MAY 31, 2004
                                   (UNAUDITED)

                                                                                                   NOVEMBER 30,      MAY 31,
                                                                                                      2004            2004
                                                                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss)                                                                    $      (1,555)   $       1,051
  Net realized gain on investments                                                                      131,322          344,117
  Net realized loss on foreign currency transactions                                                    (84,067)        (176,321)
  Net change in unrealized appreciation on investments                                                  106,757           18,493
  Net change in unrealized gain (loss) on translation of foreign currency                                   241             (761)
                                                                                                  -------------    -------------
  Net increase in net assets resulting from operations                                                  152,698          186,579
                                                                                                  -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
   Class R                                                                                                   --          (47,166)
                                                                                                  -------------    -------------
   Class I                                                                                                   --           (8,284)
                                                                                                  -------------    -------------
  Total distributions to shareholders                                                                        --          (55,450)
CAPITAL SHARE TRANSACTIONS (Note 4):
  Net proceeds from sale of shares                                                                      289,719        2,187,107
  Reinvestment of distributions                                                                              --           54,564
  Cost of shares redeemed                                                                              (124,119)      (1,531,218)
                                                                                                  -------------    -------------
  Net increase in net assets resulting from capital share transactions                                  165,600          710,453
                                                                                                  -------------    -------------
  Net increase in net assets                                                                            318,298          841,582

NET ASSETS:
  Beginning of period                                                                                 1,890,074        1,048,492
                                                                                                  -------------    -------------
  End of period                                                                                   $   2,208,372    $   1,890,074
                                                                                                  =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               HALLMARK EQUITY SERIES TRUST--LARGE-CAP GROWTH FUND

             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                   VALUE
SHARES                                                                                            (NOTE 1)
----------                                                                                      ------------
             COMMON STOCKS - 88.6%

             AIRLINES--3.3%
     7,000   Jetblue Airways Corp.*                                                             $    168,070
                                                                                                ------------
             BEVERAGE--5.6%
     3,000   Anheuser-Busch Co.                                                                      150,270
     3,500   Coca-Cola Co.                                                                           137,585
                                                                                                ------------
                                                                                                     287,855
                                                                                                ------------
             BIOTECHNOLOGY/PHARMACEUTICALS & MEDICAL--2.2%
     9,000   Millenium Pharmaceuticals, Inc.*                                                        113,580
                                                                                                ------------
             BROADCASTING/CABLE TV--6.6%
    10,500   Time Warner, Inc.*                                                                      185,955
     4,500   Viacom Inc. - Class B                                                                   156,150
                                                                                                ------------
                                                                                                     342,105
                                                                                                ------------
             COMPUTER PERIPHERALS--2.9%
     7,500   Hewlett-Packard Co.                                                                     150,000
                                                                                                ------------
             COMPUTER SOFTWARE--3.0%
     5,800   Microsoft Corp.                                                                         155,498
                                                                                                ------------
             CONGLOMERATES--3.0%
        55   Berkshire Hathaway, Inc.*                                                               152,900
                                                                                                ------------
             DRUGS/HEALTHCARE--7.3%
     3,700   Merck & Co., Inc.                                                                       103,674
     5,300   Pfizer, Inc.                                                                            147,181
     4,500   Teva Pharmaceutical Industries Ltd. ADR                                                 122,760
                                                                                                ------------
                                                                                                     373,615
                                                                                                ------------
             ENERGY--3.3%
     3,000   Royal Dutch Petroleum Co. ADR                                                           171,780
                                                                                                ------------
             FINANCIAL-- 5.2%
     3,300   Citigroup, Inc.                                                                         147,675
     5,000   Commerical Capital Bancorp, Inc.                                                        119,300
                                                                                                ------------
                                                                                                     266,975
                                                                                                ------------
             FOOD--3.3%
     3,800   General Mills, Inc.                                                                     172,862
                                                                                                ------------
             FOOD SERVICE--2.3%
     3,350   Sysco Corp                                                                              116,413
                                                                                                ------------
             INDUSTRIAL CONGLOMERATES--7.8%
     5,300   General Electric Co.                                                                    187,408
     6,300   Tyco International, Ltd.                                                                214,011
                                                                                                ------------
                                                                                                     401,419
                                                                                                ------------
             INSURANCE--3.7%
     3,000   American International Group, Inc.                                                      190,050
                                                                                                ------------
             MANUFACTURING--3.3%
     2,500   Eaton Corp                                                                              168,500
                                                                                                ------------
             MEDICAL DEVICES--2.9%
     3,100   Medtronic Inc.                                                                          148,955
                                                                                                ------------
             OIL--2.0%
     3,000   K-Sea Transportation Partners L.P.                                                      101,850
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                   VALUE
SHARES                                                                                            (NOTE 1)
----------                                                                                      ------------
             COMMON STOCKS (CONTINUED)

             RECREATION--3.6%
     6,900   The Walt Disney Co.                                                                $    185,472
                                                                                                ------------
             RESTAURANTS--3.8%
     6,400   McDonald's Corp.                                                                        196,736
                                                                                                ------------
             RETAIL-APPAREL--2.7%
     5,200   Ross Stores, Inc.                                                                       139,880
                                                                                                ------------
             SEMICONDUCTOR--8.4%
     6,300   Intel Corp.                                                                             140,805
     9,300   Nokia Corp. ADR                                                                         150,381
     5,800   Texas Instruments, Inc.                                                                 140,244
                                                                                                ------------
                                                                                                     431,430
                                                                                                ------------

             TELECOMMUNICATIONS--2.4%
     3,000   Verizon Communications, Inc.                                                            123,690
                                                                                                ------------

             TOTAL INVESTMENTS (COST $4,953,986)                                         88.6%     4,559,635
             OTHER ASSETS, LESS LIABILITIES                                              11.4        583,883
                                                                                        -----   ------------
             NET ASSETS                                                                 100.0%  $  5,143,518
                                                                                        =====   ============

----------
Values of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

               HALLMARK EQUITY SERIES TRUST--LARGE-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS:
   Investments in securities, at value
     (cost $4,953,986)                                         $    4,559,635
   Cash                                                               558,463
   Dividends and interest receivable                                   25,746
                                                               --------------
                                                                    5,143,844
                                                               --------------
LIABILITIES:
   Comprensive management fees payable                                    294
   Distribution (12b-1) fees payable                                       33
                                                               --------------
     Total Liabilities                                                    326
                                                               --------------
TOTAL NET ASSETS (Notes 1 & 5):                                $    5,143,518
                                                               ==============
COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001 per share)          $        1,112
   Paid in capital                                                  7,126,627
   Undistributed net investment income                                 37,802
   Accumulated net realized loss on investments                    (1,627,672)
   Net unrealized depreciation on investments                        (394,351)
                                                               --------------
NET ASSETS                                                     $    5,143,518
                                                               ==============
NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($2,372,697/265,452 shares)                         $         8.94
                                                               ==============
   Class I ($2,770,821/846,333 shares)                         $         3.27
                                                               ==============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
   Dividends*                                                  $       55,041
   Interest                                                               727
                                                               --------------
     Total Investment Income                                           55,768
                                                               --------------
EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                           14,249
     Class I                                                           12,580
   Distribution (12b-1) fees - Class R                                  2,968
   Trustee fees                                                            35
                                                               --------------
     Total Expenses                                                    29,832
                                                               --------------
     Net Investment Income                                             25,936
                                                               --------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized loss on investments                                   (82,800)
   Net change in unrealized depreciation
     on investments                                                    17,203
                                                               --------------
   Net realized and unrealized loss on investments                    (65,597)
                                                               --------------
   Net Decrease in Net Assets Resulting from Operations        $      (39,661)
                                                               ==============

----------
*Dividends are net of foreign tax withholdings of $473.

                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 AND THE YEAR ENDED MAY 31, 2004
                                  (UNAUDITED)

                                                                                                   NOVEMBER 30,       MAY 31,
                                                                                                      2004             2004
                                                                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income                                                                           $      25,936    $      11,866
  Net realized gain (loss) on investments                                                               (82,800)         159,994
  Net change in unrealized depreciation on investments                                                   17,203          517,489
                                                                                                  -------------    -------------
  Net increase (decrease) in net assets resulting from operations                                       (39,661)         689,349
                                                                                                  -------------    -------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
   Class R                                                                                                   --               --
   Class I                                                                                                   --           (3,878)
                                                                                                  -------------    -------------
  Total dividends to shareholders                                                                            --           (3,878)
                                                                                                  -------------    -------------
CAPITAL SHARE TRANSACTIONS (Note 4):
  Net proceeds from sale of shares                                                                       31,686        2,254,674
  Reinvestment of dividends                                                                                  --            3,878
  Cost of shares redeemed                                                                              (232,369)        (774,020)
                                                                                                  -------------    -------------
  Net increase (decrease) in net assets resulting from capital share transactions                      (200,683)       1,484,532
                                                                                                  -------------    -------------
  Net increase (decrease) in net assets                                                                (240,343)       2,170,003

NET ASSETS:
  Beginning of period                                                                                 5,383,861        3,213,858
                                                                                                  -------------    -------------
  End of period (including undistributed net investment income of $37,802 and $11,866,
    respectively)                                                                                 $   5,143,518    $   5,383,861
                                                                                                  =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               HALLMARK EQUITY SERIES TRUST--SMALL-CAP GROWTH FUND

             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                   VALUE
SHARES                                                                                            (NOTE 1)
----------                                                                                      ------------
             COMMON STOCKS--100.0%

             CAPITAL GOODS--3.6%
    62,700   Orbotech, Ltd.*                                                                    $  1,188,792
    15,000   Photon Dynamics Inc. *                                                                  330,750
    37,400   Applied Films Corp.*                                                                    828,784
                                                                                                ------------
                                                                                                   2,348,326
                                                                                                ------------
             CONSUMER NON-DURABLES--5.3%
    56,000   Activision, Inc.*                                                                       880,320
    94,500   Fossil, Inc.*                                                                         2,556,225
                                                                                                ------------
                                                                                                   3,436,545
                                                                                                ------------
             CONSUMER SERVICES--11.0%
    22,500   Harman International Industries                                                       2,764,125
    32,200   NUCO2 INC *                                                                             798,560
    49,400   Pacific Sunwear of California*                                                        1,097,174
    32,000   Tiffany & Co.                                                                           979,200
    40,000   Williams-Sonoma, Inc.*                                                                1,464,400
                                                                                                ------------
                                                                                                   7,103,459
                                                                                                ------------
             ENERGY-- 9.8%
    24,100   Newfield Exploration Co.*                                                             1,514,685
    78,800   Tesco Corp.*                                                                            807,700
   111,000   XTO Energy, Inc.                                                                      4,034,850
                                                                                                ------------
                                                                                                   6,357,235
                                                                                                ------------
             FINANCIAL SERVICES--2.1%
    33,500   Brown & Brown, Inc.                                                                   1,358,425
                                                                                                ------------
             HEALTHCARE-BIOTECH/PHARMACEUTICALS--6.0%
   103,100   Alkermes, Inc.*                                                                       1,421,749
    19,000   Martek Biosciences Corp.*                                                               738,530
    42,100   Protein Design Labs, Inc.*                                                              762,852
    50,000   Telik, Inc.*                                                                            955,500
                                                                                                ------------
                                                                                                   3,878,631
                                                                                                ------------
             HEALTHCARE-DEVICES/DIAGNOSTIC--5.8%
    24,500   Advanced Neuromodulation Systems, Inc.*                                                 884,450
    46,450   Gen-Probe, Inc.*                                                                      1,853,355
    27,100   Orthofix International N.V.*                                                          1,027,930
                                                                                                ------------
                                                                                                   3,765,735
                                                                                                ------------
             HEALTHCARE-PHARMACEUTICALS BENEFIT MANAGEMENT--9.0%
   110,000   Caremark Rx, Inc.*                                                                    3,933,600
   120,000   HealthExtras, Inc.*                                                                   1,916,400
                                                                                                ------------
                                                                                                   5,850,000
                                                                                                ------------
             HEALTHCARE-SPECIALTY DISTRIBUTION--6.8%
    57,362   Accredo Health, Inc.*                                                                 1,552,789
   238,500   Chronimed, Inc.*                                                                      1,571,715
   101,400   PSS World Medical, Inc.*                                                              1,268,920
                                                                                                ------------
                                                                                                   4,393,424
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                   VALUE
SHARES                                                                                            (NOTE 1)
----------                                                                                      ------------
             COMMON STOCKS (CONTINUED)

             HEALTHCARE SERVICES--6.9%
    64,000   American Healthways, Inc.*                                                         $  2,134,400
    32,000   Matria Healthcare Inc. *                                                              1,120,000
   168,600   TriZetto Group, Inc.*                                                                 1,193,688
                                                                                                ------------
                                                                                                   4,448,088
                                                                                                ------------
             TECHNOLOGY-COMPONENTS--5.7%
   145,000   Aeroflex, Inc.*                                                                       1,776,250
    55,800   O2Micro International Ltd.*                                                             675,180
    84,650   Vishay Intertechnology, Inc.*                                                         1,236,737
                                                                                                ------------
                                                                                                   3,688,167
                                                                                                ------------
             TECHNOLOGY/DESK/OTHER SOFTWARE--2.5%
    28,000   Avid Technology, Inc.*                                                                1,597,959
                                                                                                ------------
             TECHNOLOGY-ENTERPRISE SOFTWARE--13.8%
    68,000   BEA Systems, Inc.*                                                                      549,440
    38,250   Business Objects S.A. ADR*                                                              890,460
   193,600   Captaris, Inc.*                                                                         950,576
    49,177   Fair Isacc Corp.                                                                      1,631,693
   104,200   MRO Software, Inc.*                                                                   1,338,970
    49,900   Serena Software, Inc.*                                                                1,040,415
   171,600   Witness Systems, Inc.*                                                                2,572,284
                                                                                                ------------
                                                                                                   8,973,838
                                                                                                ------------
             TECHNOLOGY HARDWARE--0.7%
    65,000   Intevac, Inc.*                                                                          458,250
                                                                                                ------------
             TECHNOLOGY-SEMI-CAP EQUIPMENT--7.9%
    90,500   ATMI, Inc.*                                                                           2,083,310
    93,000   Brooks Automation, Inc.*                                                              1,427,550
    13,700   KLA-Tencor Corp.*                                                                       617,322
   137,800   LTX Corp.*                                                                              983,892
         1   Taiwan Semiconductor SP ADR*                                                                  8
                                                                                                ------------
                                                                                                   5,112,082
                                                                                                ------------
             TELECOMMUNICATIONS--3.1%
   196,275   Applied Micro Circuits Corp.*                                                           722,292
   127,200   Skyworks Solutions, Inc.*                                                             1,263,096
                                                                                                ------------
                                                                                                   1,985,388
                                                                                                ------------

             TOTAL INVESTMENTS (COST $60,624,586)                                   100.0%        64,755,552
             OTHER ASSETS, LESS LIABILITIES                                           0.0             12,802
                                                                                    -----       ------------
             NET ASSETS                                                             100.0%      $ 64,768,354
                                                                                    =====       ============

----------
Values of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

               HALLMARK EQUITY SERIES TRUST--SMALL-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS:
  Investments in securities, at value
    (cost $60,624,586)                                                       $   64,755,552
  Cash                                                                               17,578
                                                                             --------------
    Total Assets                                                                 64,773,130
                                                                             --------------

LIABILITIES:
  Comprehensive management fee payable                                                4,228
  Distribution (12b-1) fees payable                                                     548
                                                                             --------------
    Total Liabilities                                                                 4,776
                                                                             --------------
NET ASSETS (Notes 1 & 5)                                                     $   64,768,354
                                                                             ==============

COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001)                                   $        2,299
  Paid in capital                                                                88,524,202
  Accumulated net investment loss                                                  (408,633)
  Accumulated net realized loss on investments                                  (27,480,480)
  Net unrealized appreciation on investments                                      4,130,966
                                                                             --------------
NET ASSETS                                                                   $   64,768,354
                                                                             ==============

NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($39,739,794/1,148,401 shares)                                     $        34.60
                                                                             ==============
  Class I ($25,028,560/1,150,935 shares)                                     $        21.75
                                                                             ==============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends*                                                                 $       20,539
  Interest                                                                               68
                                                                             --------------
    Total Investment Income                                                          20,607
                                                                             --------------

EXPENSES (Note 3):
  Comprehensive management fee
    Class R                                                                         264,551
    Class I                                                                         113,058
  Distribution (12b-1) fees - Class R                                                50,875
  Trustee fees                                                                          448
  Interest expense                                                                      308
                                                                             --------------
    Total Expenses                                                                  429,240
                                                                             --------------
    Net Investment Loss                                                            (408,633)
                                                                             --------------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (Note 1):
  Net realized loss on investments                                               (3,465,224)
  Net change in unrealized appreciation on
    investments                                                                   4,092,596
                                                                             --------------
  Net realized and unrealized gain on investments                                   627,372
                                                                             --------------
  Net Increase in Net Assets Resulting from
    Operations                                                               $      218,739
                                                                             ==============

----------
* Dividends are net of foreign tax withholdings of $4,233.

                       STATEMENT OF CHANGES IN NET ASSETS
     FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 AND YEAR ENDED MAY 31, 2004
                                   (UNAUDITED)

                                                                               NOVEMBER 30,         MAY 31,
                                                                                   2004              2004
                                                                              --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss                                                         $     (408,633)   $     (898,643)
  Net realized gain (loss) on investments                                         (3,465,224)        2,920,138
  Net change in unrealized appreciation (depreciation) on investments              4,092,596        14,728,810
                                                                              --------------    --------------
  Net increase in net assets resulting from operations                               218,739        16,750,305
                                                                              --------------    --------------

CAPITAL SHARE TRANSACTIONS (Note 4):
  Proceeds from sale of shares                                                    12,246,004        14,291,477
  Cost of shares redeemed                                                        (16,106,006)      (17,427,932)
                                                                              --------------    --------------
  Net decrease in net assets resulting from capital share transactions            (3,860,002)       (3,136,455)
                                                                              --------------    --------------
  Net increase (decrease) in net assets                                           (3,641,263)       13,613,850

NET ASSETS:
  Beginning of period                                                             68,409,617        54,795,767
                                                                              --------------    --------------
  End of period                                                               $   64,768,354    $   68,409,617
                                                                              ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               HALLMARK EQUITY SERIES TRUST--STRATEGIC GROWTH FUND

             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                         VALUE
SHARES                                                                                                  (NOTE 1)
------                                                                                               -------------
         COMMON STOCKS--96.4%

         AEROSPACE-DEFENSE--3.4%
   500   General Dynamics Corp.                                                                      $      54,180
   500   Lockheed Martin Corp.                                                                              30,420
 1,000   Northrop Grumman Corp.                                                                             56,330
                                                                                                     -------------
                                                                                                           140,930
                                                                                                     -------------
         BASIC INDUSTRIES--0.7%
 1,000   Materials Select Sector Trust                                                                      29,480
                                                                                                     -------------
         BUSINESS SERVICES--1.0%
 1,000   First Data Corp.                                                                                   41,090
                                                                                                     -------------
         CONGLOMERATES--3.3%
    10   Berkshire Hathaway, Inc.*                                                                          27,800
 3,000   General Electric Co.                                                                              106,080
                                                                                                     -------------
                                                                                                           133,880
                                                                                                     -------------
         CONSUMER DISCRETIONARY--0.8%
 1,000   Consumer Discretionary Select Sector Fund                                                          33,850
                                                                                                     -------------
         ENERGY--2.2%
 1,750   Exxon Mobil Corp.                                                                                  89,688
                                                                                                     -------------
         FINANCIAL SERVICES-BANKS/S&L--5.7%
 3,000   JP Morgan Chase & Co.                                                                             112,950
   600   Wachovia Corp.                                                                                     31,050
 1,500   Wells Fargo & Co.                                                                                  92,655
                                                                                                     -------------
                                                                                                           236,655
                                                                                                     -------------
         FINANCIAL SERVICES-BROKERAGES & INSURANCE--10.9%
 1,000   American Express Co.                                                                               55,710
 7,000   The Charles Schwab Corp.                                                                           75,460
 3,000   Citigroup, Inc.                                                                                   134,250
 1,000   Goldman Sachs Group, Inc.                                                                         104,760
 1,000   MBNA Corp.                                                                                         26,560
 1,000   Morgan Stanley                                                                                     50,750
                                                                                                     -------------
                                                                                                           447,490
                                                                                                     -------------
         HEALTH--14.7%
 2,000   Amgen, Inc.*                                                                                      120,080
 2,100   Barr Laboratories, Inc.*                                                                           82,005
   800   Biomet, Inc.                                                                                       38,296
 1,500   Genentech, Inc.*                                                                                   72,375
 1,500   Johnson & Johnson                                                                                  90,480
 1,000   Novartis AG ADR                                                                                    48,050
 2,500   Pfizer, Inc.                                                                                       69,425
 1,000   Pharmaceutical Product Development, Inc.*                                                          42,110
   500   Zimmer Holdings, Inc.*                                                                             40,800
                                                                                                     -------------
                                                                                                           603,621
                                                                                                     -------------
         INDEX--1.0%
 1,000   NASDAQ 100 Index Tracking Stock                                                                    39,120
                                                                                                     -------------
         MANUFACTURING--2.4%
 1,000   Danaher Corp.                                                                                      56,880
   500   3M Co.                                                                                             39,795
                                                                                                     -------------
                                                                                                            96,675
                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                         VALUE
SHARES                                                                                                  (NOTE 1)
------                                                                                               -------------
         COMMON STOCKS (CONTINUED)

         MEDIA & LEISURE--8.8%
   700   CBRL Group, Inc.                                                                            $      28,539
 1,100   Carnival Corp.                                                                                     58,311
 4,000   Comcast Corp. - Special Class A*                                                                  118,600
   400   Electronic Arts, Inc.*                                                                             19,560
   700   Outback Steakhouse, Inc.                                                                           30,310
 4,000   The Walt Disney Co.                                                                               107,520
                                                                                                     -------------
                                                                                                           362,840
                                                                                                     -------------
         NON-DURABLES--5.2%
 1,000   Alberto-Culver Corp.                                                                               46,300
 1,000   Pactiv Corp.*                                                                                      24,850
 1,000   Pepsico, Inc.                                                                                      49,910
 1,750   Proctor & Gamble Co.                                                                               93,590
                                                                                                     -------------
                                                                                                           214,650
                                                                                                     -------------
         RETAILING--10.5%
 1,300   Dollar Tree Stores, Inc.*                                                                          36,179
 2,500   Home Depot, Inc.                                                                                  104,375
 1,000   Lowe's Co., Inc.                                                                                   55,330
 2,000   Michaels Stores, Inc.                                                                              54,660
 1,500   Target Corp.                                                                                       76,830
 2,000   Wal-Mart Stores, Inc.                                                                             104,120
                                                                                                     -------------
                                                                                                           431,494
                                                                                                     -------------
         TECHNOLOGY-HARDWARE--14.4%
 5,000   Applied Materials, Inc.*                                                                           83,200
 4,000   Cisco Systems, Inc.*                                                                               74,840
 3,000   Dell Computer Corp.*                                                                              121,560
 5,000   EMC Corp.*                                                                                         67,100
 3,000   Flextronic International, Ltd.*                                                                    43,050
 4,000   Intel Corp.                                                                                        89,400
 1,200   International Business Machines Corp.                                                             113,088
                                                                                                     -------------
                                                                                                           592,238
                                                                                                     -------------
         TECHNOLOGY-SOFTWARE--4.8%
 5,000   Microsoft Corp.                                                                                   134,050
 5,000   Oracle Corp.*                                                                                      63,300
                                                                                                     -------------
                                                                                                           197,350
                                                                                                     -------------
         TELECOMMUNICATIONS--6.6%
 6,000   Lucent Technologies, Inc.*                                                                         23,580
 3,000   QUALCOMM, Inc.                                                                                    124,860
 3,000   Verizon Communications, Inc.                                                                      123,690
                                                                                                     -------------
                                                                                                           272,130
                                                                                                     -------------
         TOTAL INVESTMENTS (COST $4,434,244)                                               96.4%         3,963,181
         OTHER ASSETS, LESS LIABILITIES                                                     3.6            146,995
                                                                                          -----      -------------
         NET ASSETS                                                                       100.0%     $   4,110,176
                                                                                          =====      =============

----------
Values of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

               HALLMARK EQUITY SERIES TRUST--STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS:
  Investments in securities, at value
    (cost $4,434,244)                                                         $    3,963,181
  Cash                                                                               128,010
  Dividends and interest receivable                                                   19,220
                                                                              --------------
    Total Assets                                                                   4,110,411
                                                                              --------------

LIABILITIES:
  Comprehensive management fees payable                                                  221
  Distribution (12b-1) fees payable                                                       14
                                                                              --------------
    Total Liabilities                                                                    235
                                                                              --------------
NET ASSETS (Notes 1 & 5)                                                      $    4,110,176
                                                                              ==============

COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001 per share)                          $          527
  Paid in capital                                                                  8,132,781
  Undistributed net investment income                                                 26,326
  Accumulated net realized loss on investments                                    (3,578,395)
  Net unrealized depreciation on investments                                        (471,063)
                                                                              --------------
NET ASSETS                                                                    $    4,110,176
                                                                              ==============

NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($1,018,726/132,853 shares)                                         $         7.67
                                                                              ==============
  Class I ($3,091,450/394,418 shares)                                         $         7.84
                                                                              ==============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                                   $       37,559
  Interest                                                                             1,316
                                                                              --------------
    Total Investment Income                                                           38,875
                                                                              --------------

EXPENSES (Note 3) :
  Comprehensive management fee
    Class R                                                                            5,879
    Class I                                                                           13,891
  Distribution (12b-1) fees - Class R                                                  1,225
  Trustee fees                                                                            27
                                                                              --------------
    Total Expenses                                                                    21,022
                                                                              --------------
    Net Investment Income                                                             17,853
                                                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 1):
  Net realized loss on investments                                                   (65,214)
  Net change in unrealized depreciation on
    investments                                                                      215,240
                                                                              --------------
  Net realized and unrealized gain on investments                                    150,026
                                                                              --------------
  Net Increase in Net Assets Resulting from Operations                        $      167,879
                                                                              ==============

                       STATEMENT OF CHANGES IN NET ASSETS
     FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 AND YEAR ENDED MAY 31, 2004
                                   (UNAUDITED)

                                                                               NOVEMBER 30,         MAY 31,
                                                                                   2004              2004
                                                                              --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income                                                       $       17,853    $        8,473
  Net realized loss on investments                                                   (65,214)         (234,117)
  Net change in unrealized depreciation on investments                               215,240           843,681
                                                                              --------------    --------------
  Net increase in net assets resulting from operations                               167,879           618,037
                                                                              --------------    --------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
   Class R                                                                                --                --
   Class I                                                                                --            (7,372)
                                                                              --------------    --------------
  Total dividends to shareholders                                                         --            (7,372)
                                                                              --------------    --------------

CAPITAL SHARE TRANSACTIONS (Note 4):
  Net proceeds from sale of shares                                                    41,155           112,616
  Reinvestment of dividends                                                               --             7,039
  Cost of shares redeemed                                                           (282,810)         (707,548)
                                                                              --------------    --------------
  Net decrease in net assets resulting from capital share transactions              (241,655)         (587,893)
                                                                              --------------    --------------
  Net increase (decrease) in net assets                                              (73,776)           22,772

NET ASSETS:
  Beginning of period                                                              4,183,952         4,161,180
                                                                              --------------    --------------
  End of period (including undistributed net investment income of $26,326
    and $8,473, respectively)                                                 $    4,110,176    $    4,183,952
                                                                              ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Hallmark Equity Series Trust (the "Trust") (formerly, Reserve Private Equity Series Trust) is a business trust formed under the laws of the state of Delaware. The Trust is comprised of eight series, each a regulated investment company: Hallmark Capital Appreciation Fund (formerly, Blue Chip Growth Fund), Hallmark Informed Investors Growth Fund, Hallmark International Equity Fund, Hallmark International Small-Cap Fund, Hallmark Large-Cap Growth Fund, Hallmark Mid-Cap Growth Fund, Hallmark Small-Cap Growth Fund, and Hallmark Strategic Growth Fund (each a "Fund;" collectively the "Funds"). As of November 30, 2004, the Hallmark Mid-Cap Growth Fund had not commenced operations and had no assets or shareholders. Each Fund issues two classes of shares designated as Class R and Class I. The Trust has the right, at its discretion, to add other funds or classes. The Trust is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a non-diversified open-end management investment company. Each Fund in the Trust has an unlimited number of shares of beneficial interest authorized of $.001 par value. The accounting policies summarized below are consistently followed in preparation of the Trust's financial statements in conformity with generally accepted accounting principles.

     SECURITY VALUATION

     Portfolio securities are stated at market value. Securities listed or traded on an exchange are valued at the last sales price on the exchange in which the security is principally traded. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under the direction of the Trustees.

     MANAGEMENT'S USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on a trade date basis. Dividend income and distributions earned are recorded on the ex-dividend dates. Interest income is accrued daily and security premium or discount is amortized or accreted daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes. Income dividends, if any, are generally distributed annually. Distributions from net realized capital gains, if any, are generally distributed annually in December. The characterization of dividends as either income or capital gain is determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. Investment income and fund level expenses, (expenses other than the comprehensive management and distribution fees) and realized and unrealized gains (losses) are allocated daily based upon the relative proportion of net assets of each class.

     FOREIGN CURRENCY TRANSLATION

     With respect to the Hallmark International Equity Fund and the Hallmark International Small-Cap Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the applicable exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the applicable exchange rate on the transaction date. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions. Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date, and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from the effect of changes in the exchange rate on the value of foreign currency and other assets and liabilities denominated in foreign currencies that are held at period end.

     FEDERAL INCOME TAXES

     It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the requirements of the Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

     At May 31, 2004, the following Funds had capital loss carryforwards as follows:

     CAPITAL APPRECIATION FUND:

                                                        AMOUNT            EXPIRES
                                                    -------------        ---------
                                                    $   3,972,242        5/31/2010
                                                        2,940,691        5/31/2011
                                                    -------------
                                                    $   6,912,933
                                                    =============

     INTERNATIONAL EQUITY FUND:

                                                        AMOUNT            EXPIRES
                                                    -------------        ---------
                                                    $   1,484,770        5/31/2010
                                                        1,376,642        5/31/2011
                                                          203,556        5/31/2012
                                                    -------------
                                                    $   3,064,968
                                                    =============

     SMALL-CAP GROWTH FUND:

                                                        AMOUNT            EXPIRES
                                                    -------------        ---------
                                                    $   1,729,117        5/31/2009
                                                       11,051,254        5/31/2010
                                                        9,361,824        5/31/2011
                                                        1,873,061        5/31/2012
                                                    -------------
                                                    $  24,015,256
                                                    =============

     INFORMED INVESTORS GROWTH FUND:

                                                        AMOUNT            EXPIRES
                                                    -------------        ---------
                                                    $   2,257,738        5/31/2009
                                                        5,048,425        5/31/2010
                                                          536,018        5/31/2011
                                                    -------------
                                                    $   7,842,181
                                                    =============

     LARGE-CAP GROWTH FUND:

                                                        AMOUNT            EXPIRES
                                                    -------------        ---------
                                                    $     263,785        5/31/2009
                                                          101,200        5/31/2010
                                                          353,266        5/31/2011
                                                          771,106        5/31/2012
                                                    -------------
                                                    $   1,489,357
                                                    =============

     STRATEGIC GROWTH FUND:

                                                        AMOUNT            EXPIRES
                                                    -------------        ---------
                                                    $     113,831        5/31/2009
                                                          808,725        5/31/2010
                                                        1,900,687        5/31/2011
                                                          685,602        5/31/2012
                                                    -------------
                                                    $   3,508,845
                                                    =============

     BANK OVERDRAFTS

     During the fiscal period, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's Statement of Operations.

(2)  INVESTMENT ACTIVITY

     For the six months ended November 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                                                                                       AGGREGATE       AGGREGATE
         FUND                                                                          PURCHASES         SALES
         ----                                                                        -------------   -------------
         Capital Appreciation Fund                                                   $   3,183,004   $   3,719,725
         Informed Investors Growth Fund                                                  9,069,566       9,306,736
         International Equity Fund                                                         862,468         905,069
         International Small-Cap Fund                                                    3,142,683       3,074,918
         Large-Cap Growth Fund                                                           1,025,392       1,457,584
         Small-Cap Growth Fund                                                           4,055,603       8,338,379
         Strategic Growth Fund                                                              47,828         391,728

     At November 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                                                                         NET UNREALIZED
                                                                                                         APPRECIATION /
                                                     TAX BASIS COST    APPRECIATION     DEPRECIATION     (DEPRECIATION)
                                                     --------------    ------------    --------------    --------------
         Capital Appreciation Fund                   $    4,101,113    $    683,107    $      (17,431)   $      665,676
         Informed Investors Growth Fund                   5,615,455         525,702           (45,877)          479,825
         International Equity Fund                        1,637,505         429,056            (5,030)          424,026
         International Small-Cap Fund                     1,889,685         295,500            (2,650)          292,850
         Large-Cap Growth Fund                            4,953,986         183,487          (577,838)         (394,351)
         Small-Cap Growth Fund                           60,624,586      18,809,169       (14,678,203)        4,130,966
         Strategic Growth Fund                            4,434,244         549,111        (1,020,174)         (471,063)

(3)  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Reserve Management Co., Inc. ("RMCI"), serves as each Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the investment management agreement between RMCI and the Trust, on behalf of each Fund, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, and any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of each Fund, exclusive of interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees who are not interested persons under the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives a comprehensive management fee, based on the average daily net assets of each class, at the following annual rates:

                                                                                    CLASS R   CLASS I
                                                                                    -------   -------
         Capital Appreciation Fund                                                    1.20%    0.90%
         Informed Investors Growth Fund                                               1.30     1.00
         International Equity Fund                                                    1.55     1.25
         International Small-Cap Fund                                                 1.55     1.25
         Large-Cap Growth Fund                                                        1.20     0.90
         Small-Cap Growth Fund                                                        1.30     1.00
         Strategic Growth Fund                                                        1.20     0.90

     RMCI and the Trust have retained registered investment advisers to serve as the Funds' sub-advisers (the "Sub-Advisers"). Under the general supervision of RMCI, the Sub-Advisers are responsible for the day-to-day investment decisions. For their services, the Sub-Advisers of the Funds receive a quarterly fee equal to 0.25% of the average daily net assets of each respective Fund.

     The Trust has adopted a distribution plan under Rule 12b-1 (the "Distribution Plan") and entered into a distribution agreement (the "Distribution Agreement") with respect to the Class R Shares of each Fund with Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI. RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing financial consultants at its own expense and compensating broker-dealers who provide services in regard to distribution of the Class R Shares of the Funds. RESRV is also responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives a fee at the annual rate of 0.25% of Class R's average daily net assets. Class I shares do not participate in the Plan. Certain Officers / Trustees of the Trust are also Officers of RMCI and RESRV.

     CONCENTRATIONS OF OWNERSHIP

     As of November 30, 2004, certain key officers of RMCI as a group owned 33.8% of Hallmark Capital Appreciation Fund, 25.4% of Hallmark Informed Investors Growth Fund, 28.9% of Hallmark International Equity Fund, 14.4% of Hallmark International Small-Cap Fund, 24.5% of Hallmark Large-Cap Growth Fund, 4.9% of Hallmark Small-Cap Growth Fund and 21.3% of Hallmark Strategic Growth Fund.

(4)  CAPITAL SHARE TRANSACTIONS

     For the six months ended November 30, 2004, the capital share transactions of each Fund were as follows:

                                                                    CLASS R                         CLASS I
                                                          ----------------------------    ----------------------------
     HALLMARK CAPITAL APPRECIATION FUND                      SHARES          AMOUNT          SHARES          AMOUNT
     ----------------------------------                   ------------    ------------    ------------    ------------
     Sold                                                          653    $      5,350          10,673    $     42,270
     Redeemed                                                  (37,066)       (307,714)        (14,978)        (59,403)
                                                          ------------    ------------    ------------    ------------
     Net Decrease                                              (36,413)   $   (302,364)         (4,305)   $    (17,133)
                                                          ============    ============    ============    ============

                                                                    CLASS R                         CLASS I
                                                          ----------------------------    ----------------------------
     HALLMARK INFORMED INVESTORS GROWTH FUND                 SHARES          AMOUNT          SHARES          AMOUNT
     ---------------------------------------              ------------    ------------    ------------    ------------
     Sold                                                        4,353    $     46,192          43,426    $    404,610
     Redeemed                                                  (39,380)       (416,266)        (37,713)       (333,283)
                                                          ------------    ------------    ------------    ------------
     Net Increase (Decrease)                                   (35,027)   $   (370,074)          5,713    $     71,327
                                                          ============    ============    ============    ============

                                                                    CLASS R                         CLASS I
                                                          ----------------------------    ----------------------------
     HALLMARK INTERNATIONAL EQUITY FUND                      SHARES          AMOUNT          SHARES          AMOUNT
     ----------------------------------                   ------------    ------------    ------------    ------------
     Sold                                                       13,669    $    133,069           1,786    $     14,273
     Redeemed                                                  (13,950)       (130,471)         (1,930)        (16,598)
                                                          ------------    ------------    ------------    ------------
     Net Increase (Decrease)                                      (281)   $      2,598            (144)   $     (2,325)
                                                          ============    ============    ============    ============

                                                                    CLASS R                         CLASS I
                                                          ----------------------------    ----------------------------
     HALLMARK INTERNATIONAL SMALL-CAP FUND                   SHARES          AMOUNT          SHARES          AMOUNT
     -------------------------------------                ------------    ------------    ------------    ------------
     Sold                                                       34,204    $    286,157             418    $      3,562
     Redeemed                                                   (9,417)        (79,284)         (5,508)        (44,835)
                                                          ------------    ------------    ------------    ------------
     Net Increase (Decrease)                                    24,787    $    206,873          (5,090)   $    (41,273)
                                                          ============    ============    ============    ============

                                                                    CLASS R                         CLASS I
                                                          ----------------------------    ----------------------------
     HALLMARK LARGE-CAP GROWTH FUND                          SHARES          AMOUNT          SHARES          AMOUNT
     ------------------------------                       ------------    ------------    ------------    ------------
     Sold                                                        1,332    $     11,700           6,222    $     19,986
     Redeemed                                                   (7,994)        (69,506)        (50,733)       (162,863)
                                                          ------------    ------------    ------------    ------------
     Net Decrease                                               (6,662)   $    (57,806)        (44,511)   $   (142,877)
                                                          ============    ============    ============    ============

                                                                    CLASS R                         CLASS I
                                                          ----------------------------    ----------------------------
     HALLMARK SMALL-CAP GROWTH FUND                          SHARES          AMOUNT          SHARES          AMOUNT
     ------------------------------                       ------------    ------------    ------------    ------------
     Sold                                                       87,550    $  2,812,515         453,222    $  9,433,489
     Redeemed                                                 (316,392)    (10,636,940)       (271,754)     (5,469,066)
                                                          ------------    ------------    ------------    ------------
     Net Increase (Decrease)                                  (228,842)   $ (7,824,425)        181,468    $  3,964,423
                                                          ============    ============    ============    ============

                                                                    CLASS R                         CLASS I
                                                          ----------------------------    ----------------------------
     HALLMARK STRATEGIC GROWTH FUND                          SHARES          AMOUNT          SHARES          AMOUNT
     ------------------------------                       ------------    ------------    ------------    ------------
     Sold                                                        2,563    $     18,660           3,031    $     22,495
     Redeemed                                                   (2,213)        (16,085)        (35,376)       (266,725)
                                                          ------------    ------------    ------------    ------------
     Net Increase (Decrease)                                       350    $      2,575         (32,345)   $   (244,230)
                                                          ============    ============    ============    ============

     For the year ended May 31, 2004, the capital share transactions of each Fund were as follows:

                                                                    CLASS R                         CLASS I
                                                          ----------------------------    ----------------------------
     HALLMARK CAPITAL APPRECIATION FUND                      SHARES          AMOUNT          SHARES          AMOUNT
     ----------------------------------                   ------------    ------------    ------------    ------------
     Sold                                                        6,592    $     55,425          30,489    $    122,293
     Redeemed                                                  (43,323)       (364,671)         (7,284)        (29,480)
                                                          ------------    ------------    ------------    ------------
     Net Increase (Decrease)                                   (36,731)   $   (309,246)         23,205    $     92,813
                                                          ============    ============    ============    ============

                                                                    CLASS R                         CLASS I
                                                          ----------------------------    ----------------------------
     HALLMARK INFORMED INVESTORS GROWTH FUND                 SHARES          AMOUNT          SHARES          AMOUNT
     ---------------------------------------              ------------    ------------    ------------    ------------
     Sold                                                       37,992    $    387,934          10,664    $     93,912
     Redeemed                                                  (60,281)       (598,114)         (2,880)        (24,971)
                                                          ------------    ------------    ------------    ------------
     Net Increase (Decrease)                                   (22,289)   $   (210,180)          7,784    $     68,941
                                                          ============    ============    ============    ============

                                                                    CLASS R                         CLASS I
                                                          ----------------------------    ----------------------------
     HALLMARK INTERNATIONAL EQUITY FUND                      SHARES          AMOUNT          SHARES          AMOUNT
     ----------------------------------                   ------------    ------------    ------------    ------------
     Sold                                                       40,605    $    362,865          18,172    $    138,351
     Redeemed                                                  (41,828)       (368,952)        (15,603)       (117,376)
                                                          ------------    ------------    ------------    ------------
     Net Increase (Decrease)                                    (1,223)   $     (6,087)          2,569    $     20,975
                                                          ============    ============    ============    ============

                                                                    CLASS R                         CLASS I
                                                          ----------------------------    ----------------------------
     HALLMARK INTERNATIONAL SMALL-CAP FUND                   SHARES          AMOUNT          SHARES          AMOUNT
     -------------------------------------                ------------    ------------    ------------    ------------
     Sold                                                      129,849    $  1,145,180         109,963    $  1,041,927
     Reinvested                                                  4,881          46,280             866           8,284
     Redeemed                                                  (68,827)       (623,009)        (93,060)       (908,209)
                                                          ------------    ------------    ------------    ------------
     Net Increase                                               65,903    $    568,451          17,769    $    142,002
                                                          ============    ============    ============    ============

                                                                    CLASS R                         CLASS I
                                                          ----------------------------    ----------------------------
     HALLMARK LARGE-CAP GROWTH FUND                          SHARES          AMOUNT          SHARES          AMOUNT
     ------------------------------                       ------------    ------------    ------------    ------------
     Sold                                                       15,319    $    125,073         674,323    $  2,129,601
     Reinvested                                                     --              --           1,197           3,878
     Redeemed                                                  (31,604)       (273,783)       (153,953)       (500,237)
                                                          ------------    ------------    ------------    ------------
     Net Increase (Decrease)                                   (16,285)   $   (148,710)        521,567    $  1,633,242
                                                          ============    ============    ============    ============

                                                                    CLASS R                         CLASS I
                                                          ----------------------------    ----------------------------
     HALLMARK SMALL-CAP GROWTH FUND                          SHARES          AMOUNT          SHARES          AMOUNT
     ------------------------------                       ------------    ------------    ------------    ------------
     Sold                                                      312,169    $ 10,141,141         202,845    $  4,150,336
     Redeemed                                                 (423,239)    (13,896,846)       (167,166)     (3,531,086)
                                                          ------------    ------------    ------------    ------------
     Net Increase (Decrease)                                  (111,070)   $ (3,755,705)         35,679    $    619,250
                                                          ============    ============    ============    ============

                                                                    CLASS R                         CLASS I
                                                          ----------------------------    ----------------------------
     HALLMARK STRATEGIC GROWTH FUND                          SHARES          AMOUNT          SHARES          AMOUNT
     ------------------------------                       ------------    ------------    ------------    ------------
     Sold                                                        2,640    $     19,295          12,933    $     93,321
     Reinvested                                                     --              --             940           7,039
     Redeemed                                                   (7,937)        (57,459)        (88,891)       (650,089)
                                                          ------------    ------------    ------------    ------------
     Net Decrease                                               (5,297)   $    (38,164)        (75,018)   $   (549,729)
                                                          ============    ============    ============    ============

(5)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     Contained below is per share operating performance for a share of each Class of each Fund for each of the periods indicated. The information should be used in conjunction with the accompanying financial data and related notes.

                                                                                         CLASS R
                                                      ----------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                             YEARS ENDED MAY 31,
                                                      NOVEMBER 30,      ----------------------------------------------------------
                                                          2004            2004        2003        2002        2001         2000
                                                      ------------      --------    --------    --------    --------    ----------
     HALLMARK CAPITAL APPRECIATION FUND

     Net asset value, beginning of period             $       8.64      $   7.55    $   8.43    $  12.37    $  21.49    $    20.84
                                                      ------------      --------    --------    --------    --------    ----------
     Increase (decrease) from investment operations
       Net investment income (loss)                           0.02         (0.06)      (0.04)      (0.09)      (0.20)        (0.21)
       Net realized and unrealized gain (loss)               (0.38)         1.15       (0.84)      (3.52)      (5.89)         5.48
                                                      ------------      --------    --------    --------    --------    ----------
     Total from investment operations                        (0.36)         1.09       (0.88)      (3.61)      (6.09)         5.27
                                                      ------------      --------    --------    --------    --------    ----------
     Distributions from net realized capital gain               --            --          --       (0.33)      (3.03)        (4.62)
                                                      ------------      --------    --------    --------    --------    ----------
     Net asset value, end of period                   $       8.28      $   8.64    $   7.55    $   8.43    $  12.37    $    21.49
                                                      ============      ========    ========    ========    ========    ==========
     Total Return                                            (4.16)%       14.44%     (10.44)%  $ (29.52)%    (31.35)%       23.89%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)             $      4,182      $  4,675    $  4,362    $  5,364    $  8,789    $   13,911
     Ratio of expenses to average net assets                  1.45%(a)      1.46%       1.45%       1.47%       1.47%         1.45%
     Ratio of net investment income (loss)
       to average net assets                                  0.45%(a)     (0.74)%     (0.50)%     (0.86)%     (1.13)%       (1.03)%
     Portfolio turnover rate                                    63%           69%        105%        127%        145%           94%

                                                                                         CLASS I
                                                      ----------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                             YEARS ENDED MAY 31,
                                                      NOVEMBER 30,      ----------------------------------------------------------
                                                          2004            2004        2003        2002        2001         2000
                                                      ------------      --------    --------    --------    --------    ----------
     HALLMARK CAPITAL APPRECIATION FUND

     Net asset value, beginning of period             $       4.15      $   3.61    $   4.01    $   6.06    $  12.23    $    13.29
                                                      ------------      --------    --------    --------    --------    ----------
     Increase (decrease) from investment operations
       Net investment income (loss)                           0.02         (0.01)       0.00*      (0.01)      (0.04)        (0.05)
       Net realized and unrealized gain (loss)               (0.18)         0.55       (0.40)      (1.71)      (3.10)         3.61
                                                      ------------      --------    --------    --------    --------    ----------
     Total from investment operations                        (0.16)         0.54       (0.40)      (1.72)      (3.14)         3.56
                                                      ------------      --------    --------    --------    --------    ----------
     Distributions from net realized capital gain               --            --          --       (0.33)      (3.03)        (4.62)
                                                      ------------      --------    --------    --------    --------    ----------
     Net asset value, end of period                   $       3.99      $   4.15    $   3.61    $   4.01    $   6.06    $    12.23
                                                      ============      ========    ========    ========    ========    ==========
     Total Return                                            (3.85)%       14.96%      (9.98)%    (29.05)%    (30.92)%       24.66%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)             $      1,210      $  1,277    $  1,026    $  1,201    $  1,835    $    2,104
     Ratio of expenses to average net assets                  0.90%(a)      0.91%       0.90%       0.92%       0.92%         0.90%
     Ratio of net investment income (loss)
       to average net assets                                  1.03%(a)     (0.20)%      0.04%      (0.31)%     (0.56)%       (0.64)%
     Portfolio turnover rate                                    63%           69%        105%        127%        145%           94%

                                                                                         CLASS R
                                                      ----------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                             YEARS ENDED MAY 31,
                                                      NOVEMBER 30,      ----------------------------------------------------------
                                                          2004            2004        2003        2002        2001         2000
                                                      ------------      --------    --------    --------    --------    ----------
     HALLMARK INFORMED INVESTORS GROWTH FUND

     Net asset value, beginning of period             $      10.69      $   8.50    $   9.31    $  10.31    $  16.44    $    12.38
                                                      ------------      --------    --------    --------    --------    ----------
     Increase (decrease) from investment operations
       Net investment income (loss)                           0.03         (0.03)      (0.04)      (0.04)      (0.02)        (0.07)
       Net realized and unrealized gain (loss)                0.53          2.22       (0.77)      (0.96)      (5.64)         8.62
                                                      ------------      --------    --------    --------    --------    ----------
     Total from investment operations                         0.56          2.19       (0.81)      (1.00)      (5.66)         8.55
                                                      ------------      --------    --------    --------    --------    ----------
     Distributions from net realized capital gain               --            --          --          --       (0.47)        (4.49)
                                                      ------------      --------    --------    --------    --------    ----------
     Net asset value, end of period                   $      11.25      $  10.69    $   8.50    $   9.31    $  10.31    $    16.44
                                                      ============      ========    ========    ========    ========    ==========
     Total Return                                             5.24%        25.76%      (8.70)%     (9.70)%    (34.41)%       67.08%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)             $      4,935      $  5,064    $  4,220    $  5,166    $  6,941    $   16,807
     Ratio of expenses to average net assets                  1.54%(a)      1.56%       1.55%       1.56%       1.56%         1.55%
     Ratio of net investment income (loss)
       to average net assets                                  0.60%(a)     (0.22)%     (0.37)%     (0.41)%     (0.08)%       (0.74)%
     Portfolio turnover rate                                   150%          340%        504%        356%        529%          629%

                                                                                         CLASS I
                                                      ----------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                             YEARS ENDED MAY 31,
                                                      NOVEMBER 30,      ----------------------------------------------------------
                                                          2004            2004        2003        2002        2001         2000
                                                      ------------      --------    --------    --------    --------    ----------
     HALLMARK INFORMED INVESTORS GROWTH FUND

     Net asset value, beginning of period             $       9.22      $   7.29    $   7.94    $   8.74    $  13.98    $    10.85
                                                      ------------      --------    --------    --------    --------    ----------
     Increase (decrease) from investment operations
       Net investment income (loss)                           0.06          0.03        0.01        0.01        0.08         (0.04)
       Net realized and unrealized gain (loss)                0.45          1.90       (0.66)      (0.81)      (4.85)         7.66
                                                      ------------      --------    --------    --------    --------    ----------
     Total from investment operations                         0.51          1.93       (0.65)      (0.80)      (4.77)         7.62
                                                      ------------      --------    --------    --------    --------    ----------
     Distributions from net realized capital gain               --            --          --          --       (0.47)        (4.49)
                                                      ------------      --------    --------    --------    --------    ----------
     Net asset value, end of period                   $       9.73      $   9.22    $   7.29    $   7.94    $   8.74    $    13.98
                                                      ============      ========    ========    ========    ========    ==========
     Total Return                                             5.53%        26.47%   $  (8.19)%     (9.15)%    (34.10)%       68.07%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)             $      1,197      $  1,081    $    799    $    893    $    995    $    1,404
     Ratio of expenses to average net assets                  0.99%(a)      1.01%       1.00%       1.01%       1.01%         1.00%
     Ratio of net investment income (loss)
       to average net assets                                  1.12%(a)      0.34%       0.18%       0.14%       0.61%        (0.47)%
     Portfolio turnover rate                                   150%          340%        504%        356%        529%          629%

                                                                                         CLASS R
                                                      ----------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                             YEARS ENDED MAY 31,
                                                      NOVEMBER 30,      ----------------------------------------------------------
                                                          2004            2004        2003        2002        2001         2000
                                                      ------------      --------    --------    --------    --------    ----------
     HALLMARK INTERNATIONAL EQUITY FUND

     Net asset value, beginning of period             $       9.54      $   8.21    $   9.73    $  12.00    $  20.41    $    12.73
                                                      ------------      --------    --------    --------    --------    ----------
     Increase (decrease) from investment operations
       Net investment income (loss)                          (0.03)           --       (0.02)      (0.12)      (0.10)        (0.19)
       Net realized and unrealized gain (loss)                0.79          1.33       (1.50)      (1.86)      (4.51)         7.87
                                                      ------------      --------    --------    --------    --------    ----------
     Total from investment operations                         0.76          1.33       (1.52)      (1.98)      (4.61)         7.68
                                                      ------------      --------    --------    --------    --------    ----------
     Distributions from net realized capital gain               --            --          --       (0.29)      (3.80)           --
                                                      ------------      --------    --------    --------    --------    ----------
     Net asset value, end of period                   $      10.30      $   9.54    $   8.21    $   9.73    $  12.00    $    20.41
                                                      ============      ========    ========    ========    ========    ==========
     Total Return                                             7.97%        16.20%     (15.62)%    (16.48)%    (26.29)%       60.33%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)             $      1,717      $  1,593    $  1,382    $  4,630    $  9,873    $   13,781
     Ratio of expenses to average net assets                  1.65%(a)      1.88%       1.83%       1.84%       1.94%         1.80%
     Ratio of net investment income (loss)
       to average net assets                                 (0.63)%(a)     0.02%      (0.22)%     (0.55)%     (0.51)%       (0.86)%
     Portfolio turnover rate                                    45%          180%         98%        112%         47%           86%

                                                                                         CLASS I
                                                      ----------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                             YEARS ENDED MAY 31,
                                                      NOVEMBER 30,      ----------------------------------------------------------
                                                          2004            2004        2003        2002        2001         2000
                                                      ------------      --------    --------    --------    --------    ----------
     HALLMARK INTERNATIONAL EQUITY FUND

     Net asset value, beginning of period             $       8.07      $   6.91    $   8.19    $  10.13    $  17.82    $    11.21
                                                      ------------      --------    --------    --------    --------    ----------
     Increase (decrease) from investment operations
       Net investment income (loss)                          (0.00)*        0.05       (0.01)       0.00*       0.04         (0.04)
       Net realized and unrealized gain (loss)                0.66          1.11       (1.27)      (1.65)      (3.88)         6.65
                                                      ------------      --------    --------    --------    --------    ----------
     Total from investment operations                         0.66          1.16       (1.28)      (1.65)      (3.84)         6.61
                                                      ------------      --------    --------    --------    --------    ----------
     Distributions from:
       Net investment income                                    --            --          --          --       (0.05)           --
       Net realized capital gain                                --            --          --       (0.29)      (3.80)           --
                                                      ------------      --------    --------    --------    --------    ----------
     Total distributions                                        --            --          --       (0.29)      (3.85)           --
                                                      ------------      --------    --------    --------    --------    ----------
     Net asset value, end of period                   $       8.73      $   8.07    $   6.91    $   8.19    $  10.13    $    17.82
                                                      ============      ========    ========    ========    ========    ==========
     Total Return                                             8.18%        16.79%     (15.63)%    (16.26)%    (25.83)%       58.97%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)             $        466      $    432    $    352    $  3,835    $  3,943    $      529
     Ratio of expenses to average net assets                  1.10%(a)      1.34%       1.29%       1.29%       1.39%         1.25%
     Ratio of net investment income (loss)
       to average net assets                                 (0.08)%(a)     0.57%      (0.20)%      0.06%       0.30%        (0.58)%
     Portfolio turnover rate                                    45%          180%         98%        112%         47%           86%

                                                                                        CLASS R
                                                      ----------------------------------------------------------------------
                                                       SIX MONTHS                                                   PERIOD
                                                         ENDED                     YEARS ENDED MAY 31,               ENDED
                                                      NOVEMBER 30,        -------------------------------------     MAY 31,
                                                         2004                2004         2003           2002       2001(b)
                                                      ------------        ---------     ---------     ---------    ---------
     HALLMARK INTERNATIONAL SMALL-CAP FUND

     Net asset value, beginning of period             $       8.47        $    7.53     $    7.95     $    7.32    $   10.00
                                                      ------------        ---------     ---------     ---------    ---------
     Increase (decrease) from investment operations
       Net investment income (loss)                          (0.01)           (0.02)         0.05          0.01        (0.08)
       Net realized and unrealized gain (loss)                0.63             1.26         (0.47)         0.62        (2.60)
                                                      ------------        ---------     ---------     ---------    ---------
     Total from investment operations                         0.62             1.24         (0.42)         0.63        (2.68)
                                                      ------------        ---------     ---------     ---------    ---------
     Distributions from net realized capital gain               --            (0.30)           --            --           --
                                                      ------------        ---------     ---------     ---------    ---------
     Net asset value, end of period                   $       9.09        $    8.47     $    7.53     $    7.95    $    7.32
                                                      ============        =========     =========     =========    =========
     Total Return                                             7.32%           16.13%        (5.28)%        8.61%      (26.80)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)             $      1,889        $   1,550     $     883     $     194    $     179
     Ratio of expenses to average net assets                  1.82%(a)         2.05%         1.80%         1.81%        1.80%(a)
     Ratio of net investment income (loss)
       to average net assets                                 (0.25)%(a)       (0.02)%        1.74%         0.12%       (1.09)%(a)
     Portfolio turnover rate                                   158%             360%          141%          155%         164%

                                                                                        CLASS I
                                                      ----------------------------------------------------------------------
                                                       SIX MONTHS                                                   PERIOD
                                                         ENDED                     YEARS ENDED MAY 31,               ENDED
                                                      NOVEMBER 30,        -------------------------------------     MAY 31,
                                                         2004                2004         2003           2002       2001(b)
                                                      ------------        ---------     ---------     ---------    ---------
     HALLMARK INTERNATIONAL SMALL-CAP FUND

     Net asset value, beginning of period             $       8.57        $    7.57     $    7.95     $    7.28    $   10.00
                                                      ------------        ---------     ---------     ---------    ---------
     Increase (decrease) from investment operations
       Net investment income (loss)                           0.02             0.01          0.05          0.05        (0.04)
       Net realized and unrealized gain (loss)                0.63             1.29         (0.43)         0.62        (2.68)
                                                      ------------        ---------     ---------     ---------    ---------
     Total from investment operations                         0.65             1.30         (0.38)         0.67        (2.72)
                                                      ------------        ---------     ---------     ---------    ---------
     Distributions from net realized capital gain               --            (0.30)           --            --           --
                                                      ------------        ---------     ---------     ---------    ---------
     Net asset value, end of period                   $       9.22        $    8.57     $    7.57     $    7.95    $    7.28
                                                      ============        =========     =========     =========    =========
     Total Return                                             7.58%           16.85%        (4.78)%        9.20%      (27.20)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)             $        319        $     340     $     166     $     175    $     148
     Ratio of expenses to average net assets                  1.28%(a)         1.49%         1.25%         1.26%        1.25%(a)
     Ratio of net investment income (loss)
       to average net assets                                  0.36%(a)         0.48%         0.70%         0.68%       (0.56)%(a)
     Portfolio turnover rate                                   158%             360%          141%          155%         164%

                                                                                     CLASS R
                                                    -----------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                           YEARS ENDED MAY 31,
                                                    NOVEMBER 30,      -----------------------------------------------------
                                                        2004            2004        2003       2002       2001       2000
                                                    ------------      --------    --------   --------   --------   --------
     HALLMARK LARGE-CAP GROWTH FUND

     Net asset value, beginning of period           $       9.01      $   7.60    $   8.38   $  11.06   $  17.32   $  21.38
                                                    ------------      --------    --------   --------   --------   --------
     Increase (decrease) from investment operations
       Net investment income (loss)                         0.03            --         --*      (0.05)     (0.10)      0.04
       Net realized and unrealized gain (loss)             (0.10)         1.41       (0.78)     (2.63)     (2.09)     (2.14)
                                                    ------------      --------    --------   --------   --------   --------
     Total from investment operations                      (0.07)         1.41       (0.78)     (2.68)     (2.19)     (2.10)
                                                    ------------      --------    --------   --------   --------   --------
     Distributions from:
       Net investment income                                  --            --          --         --      (0.05)        --
       Net realized capital gain                              --            --          --         --      (4.02)     (1.96)
                                                    ------------      --------    --------   --------   --------   --------
     Total distributions                                      --            --          --         --      (4.07)     (1.96)
                                                    ------------      --------    --------   --------   --------   --------
     Net asset value, end of period                 $       8.94      $   9.01    $   7.60   $   8.38   $  11.06   $  17.32
                                                    ============      ========    ========   ========   ========   ========
     Total Return with management contribution             (0.78)%       18.55%      (9.31)%   (24.23)%   (14.10)%   (10.95)%
     Total Return without management contribution             --            --          --         --         --     (11.10)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)           $      2,373      $  2,452    $  2,193   $  2,790   $  3,697   $  5,084
     Ratio of expenses to average net assets                1.42%(a)      1.45%       1.45%      1.46%      1.48%      1.45%
     Ratio of net investment income (loss)
       to average net assets                                0.71%(a)        --(^)    (0.06)%    (0.53)%    (0.78)%     0.17%
     Portfolio turnover rate                                  22%           58%         63%        99%       158%        70%

                                                                                     CLASS I
                                                    -----------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                           YEARS ENDED MAY 31,
                                                    NOVEMBER 30,      -----------------------------------------------------
                                                        2004            2004        2003       2002       2001       2000
                                                    ------------      --------    --------   --------   --------   --------
     HALLMARK LARGE-CAP GROWTH FUND

     Net asset value, beginning of period           $       3.29      $   2.77    $   3.03   $   3.98   $   9.06   $  12.06
                                                    ------------      --------    --------   --------   --------   --------
     Increase (decrease) from investment operations
       Net investment income (loss)                         0.03          0.01        0.01       0.00*     (0.05)      0.11
       Net realized and unrealized gain (loss)             (0.05)         0.51       (0.27)     (0.95)     (0.94)     (1.15)
                                                    ------------      --------    --------   --------   --------   --------
     Total from investment operations                      (0.02)         0.52       (0.26)     (0.95)     (0.99)     (1.04)
                                                    ------------      --------    --------   --------   --------   --------
     Distributions from:
       Net investment income                                  --              *         --         --      (0.07)        --
       Net realized capital gain                              --            --          --         --      (4.02)     (1.96)
                                                    ------------      --------    --------   --------   --------   --------
     Total distributions                                      --              *         --         --      (4.09)     (1.96)
                                                    ------------      --------    --------   --------   --------   --------
     Net asset value, end of period                 $       3.27      $   3.29    $   2.77   $   3.03   $   3.98   $   9.06
                                                    ============      ========    ========   ========   ========   ========
     Total Return with management contribution             (0.60)%       18.95%      (8.58)%   (23.87)%   (13.59)%   (10.61)%
     Total Return without management contribution             --            --          --         --         --     (10.71)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)           $      2,771      $  2,932    $  1,021   $  1,374   $  1,111   $    897
     Ratio of expenses to average net assets                0.87%(a)      0.90%       0.90%      0.91%      0.93%      0.90%
     Ratio of net investment income (loss)
       to average net assets                                1.54%(a)      0.58%       0.50%      0.05%     (0.21)%     0.11%
     Portfolio turnover rate                                  22%           58%         63%        99%       158%        70%

                                                                                     CLASS R
                                                    -----------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                           YEARS ENDED MAY 31,
                                                    NOVEMBER 30,      -----------------------------------------------------
                                                        2004            2004        2003       2002       2001       2000
                                                    ------------      --------    --------   --------   --------   --------
     HALLMARK SMALL-CAP GROWTH FUND

     Net asset value, beginning of period           $      34.45      $  26.46    $  30.85   $  38.01   $  45.89   $  23.61
                                                    ------------      --------    --------   --------   --------   --------
     Increase (decrease) from investment operations
       Net investment loss                                 (0.26)        (0.51)      (0.37)     (0.46)     (0.28)     (0.30)
       Net realized and unrealized gain (loss)              0.41          8.50       (4.02)     (6.70)     (6.94)     24.81
                                                    ------------      --------    --------   --------   --------   --------
     Total from investment operations                       0.15          7.99       (4.39)     (7.16)     (7.22)     24.51
                                                    ------------      --------    --------   --------   --------   --------
     Distributions from net realized capital gain             --            --          --         --      (0.66)     (2.23)
                                                    ------------      --------    --------   --------   --------   --------
     Net asset value, end of period                 $      34.60      $  34.45    $  26.46   $  30.85   $  38.01   $  45.89
                                                    ============      ========    ========   ========   ========   ========
     Total Return                                           0.44%        30.20%     (14.23)%   (18.84)%   (15.74)%   105.00%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)           $     39,740      $ 47,449    $ 39,380   $ 54,139   $ 66,028   $ 29,545
     Ratio of expenses to average net assets                1.57%(a)      1.55%       1.55%      1.56%      1.55%      1.55%
     Ratio of net investment loss to
       average net assets                                  (1.49)%(a)    (1.50)%     (1.47)%    (1.36)%    (0.83)%    (1.19)%
     Portfolio turnover rate                                   6%           24%         14%        25%        15%        38%

                                                                                     CLASS I
                                                    -----------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                           YEARS ENDED MAY 31,
                                                    NOVEMBER 30,      -----------------------------------------------------
                                                        2004            2004        2003       2002       2001       2000
                                                    ------------      --------    --------   --------   --------   --------
     HALLMARK SMALL-CAP GROWTH FUND

     Net asset value, beginning of period           $      21.62      $  16.51    $  19.14   $  23.46   $  28.49   $  15.05
                                                    ------------      --------    --------   --------   --------   --------
     Increase (decrease) from investment operations
       Net investment loss                                 (0.09)        (0.20)      (0.13)     (0.18)     (0.05)     (0.11)
       Net realized and unrealized gain (loss)              0.22          5.31       (2.50)     (4.14)     (4.32)     15.78
                                                    ------------      --------    --------   --------   --------   --------
     Total from investment operations                       0.13          5.11       (2.63)     (4.32)     (4.37)     15.67
                                                    ------------      --------    --------   --------   --------   --------
     Distributions from net realized capital gain             --            --          --         --      (0.66)     (2.23)
                                                    ------------      --------    --------   --------   --------   --------
     Net asset value, end of period                 $      21.75      $  21.62    $  16.51   $  19.14   $  23.46   $  28.49
                                                    ============      ========    ========   ========   ========   ========
     Total Return                                           0.60%        30.95%     (13.74)%   (18.41)%   (15.35)%   106.02%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)           $     25,028      $ 20,960    $ 15,416   $ 17,312   $ 21,413   $  3,545
     Ratio of expenses to average net assets                1.01%(a)      1.00%       1.00%      1.01%      1.00%      1.00%
     Ratio of net investment loss to
       average net assets                                  (0.94)%(a)    (0.95)%     (0.92)%    (0.80)%    (0.30)%    (0.77)%
     Portfolio turnover rate                                   6%           24%         14%        25%        15%        38%

                                                                                              CLASS R
                                                          ---------------------------------------------------------------------
                                                           SIX MONTHS                                                   PERIOD
                                                             ENDED                     YEARS ENDED MAY 31,               ENDED
                                                          NOVEMBER 30,       ----------------------------------------   MAY 31,
                                                             2004              2004       2003      2002       2001     2000(c)
                                                          ------------       -------    -------    -------    -------   -------
     HALLMARK STRATEGIC GROWTH FUND

     Net asset value, beginning of period                 $       7.37       $  6.43    $  6.82    $  9.50    $ 11.59   $ 10.00
                                                          ------------       -------    -------    -------    -------   -------
     Increase (decrease) from investment operations
       Net investment income (loss)                               0.02         (0.02)     (0.02)     (0.05)     (0.01)    (0.06)
       Net realized and unrealized gain (loss)                    0.28          0.96      (0.37)     (2.63)     (2.08)     1.65
                                                          ------------       -------    -------    -------    -------   -------
     Total from investment operations                             0.30          0.94      (0.39)     (2.68)     (2.09)     1.59
                                                          ------------       -------    -------    -------    -------   -------
     Net asset value, end of period                       $       7.67       $  7.37    $  6.43    $  6.82    $  9.50   $ 11.59
                                                          ============       =======    =======    =======    =======   =======
     Total Return                                                 4.07%        14.62%     (5.72)%   (28.21)%   (18.03)%   15.90%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)                 $      1,019       $   977    $   885    $ 1,023    $ 1,442   $ 1,663
     Ratio of expenses to average net assets                      1.44%(a)      1.47%      1.46%      1.46%      1.46%     1.45%(a)
     Ratio of net investment income (loss) to average
       net assets                                                 0.48%(a)     (0.23)%    (0.25)%    (0.65)%    (0.10)%   (0.63)%(a)
     Portfolio turnover rate                                         1%           14%         6%        14%        12%        2%

                                                                                              CLASS I
                                                          ---------------------------------------------------------------------
                                                           SIX MONTHS                                                   PERIOD
                                                             ENDED                        YEARS ENDED MAY 31,            ENDED
                                                          NOVEMBER 30,       ----------------------------------------   MAY 31,
                                                              2004            2004        2003      2002       2001     2000(c)
                                                          ------------       -------    -------    -------    -------   -------
     HALLMARK STRATEGIC GROWTH FUND

     Net asset value, beginning of period                 $       7.52       $  6.53    $  6.89    $  9.57    $ 11.64   $ 10.00
                                                          ------------       -------    -------    -------    -------   -------
     Increase (decrease) from investment operations
       Net investment income (loss)                               0.04          0.04       0.02       0.00*      0.05     (0.02)
       Net realized and unrealized gain (loss)                    0.28          0.97      (0.38)     (2.66)     (2.09)     1.66
                                                          ------------       -------    -------    -------    -------   -------
     Total from investment operations                             0.32          1.01      (0.36)     (2.66)     (2.04)     1.64
                                                          ------------       -------    -------    -------    -------   -------
     Distributions from net investment income                       --         (0.02)        --      (0.02)     (0.03)       --
                                                          ------------       -------    -------    -------    -------   -------
     Net asset value, end of period                       $       7.84       $  7.52    $  6.53    $  6.89    $  9.57   $ 11.64
                                                          ============       =======    =======    =======    =======   =======
     Total Return                                                 4.26%        15.36%     (5.22)%   (27.82)%   (17.59)%   16.40%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)                 $      3,091       $ 3,207    $ 3,276    $ 4,807    $ 8,402   $ 8,473
     Ratio of expenses to average net assets
       (with reimbursement)                                         --            --         --         --       0.86%       --
     Ratio of expenses to average net assets
       (without reimbursement)                                    0.89%(a)      0.92%      0.91%      0.91%      0.91%     1.00%(a)
     Ratio of net investment income (loss) to average
       net assets                                                 1.01%(a)      0.32%      0.29%     (0.10)%     0.48%    (0.44)%(a)
     Portfolio turnover rate                                         1%           14%         6%        14%        12%        2%

----------
(a)  Annualized.
(b)  From August 1, 2000 (Commencement of Operations) to May 31, 2001.
(c)  From June 1, 1999 (Commencement of Operations) to May 31, 2000.
*    Amount rounds to less than $0.01 per share.
^    Amount rounds to less than $0.001 per share.

                                 EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2004 and held for the entire period ending November 30, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING ACCOUNT VALUE      ENDING ACCOUNT VALUE
                                                  JUNE 1, 2004             NOVEMBER 30, 2004        EXPENSES PAID DURING PERIOD*
                                           -------------------------   -------------------------   ------------------------------
CAPITAL APPRECIATION CLASS R
Actual                                     $                1,000.00   $                  992.75   $                         7.25
Hypothetical                               $                1,000.00   $                1,017.75   $                         7.31

*    Expenses are equal to the Fund's
     annualized expense ratio of 1.45%,
     multiplied by the average account
     value over the period, multiplied
     by 183/366 (to reflect the one-half
     year period).

CAPITAL APPRECIATION CLASS I
Actual                                     $                1,000.00   $                  995.50   $                         4.50
Hypothetical                               $                1,000.00   $                1,020.50   $                         4.55

*    Expenses are equal to the Fund's
     annualized expense ratio of 0.90%,
     multiplied by the average account
     value over the period, multiplied
     by 183/366 (to reflect the one-half
     year period).

INFORMED INVESTORS GROWTH CLASS R
Actual                                     $                1,000.00   $                  992.30   $                         7.70
Hypothetical                               $                1,000.00   $                1,017.30   $                         7.77

*    Expenses are equal to the Fund's
     annualized expense ratio of 1.54%,
     multiplied by the average account
     value over the period, multiplied
     by 183/366 (to reflect the one-half
     year period).

INFORMED INVESTORS GROWTH CLASS I
Actual                                     $                1,000.00   $                  995.05   $                         4.95
Hypothetical                               $                1,000.00   $                1,020.05   $                         5.00

*    Expenses are equal to the Fund's
     annualized expense ratio of 0.99%,
     multiplied by the average account
     value over the period, multiplied
     by 183/366 (to reflect the one-half
     year period).

INTERNATIONAL EQUITY CLASS R
Actual                                     $                1,000.00   $                  991.75   $                         8.25
Hypothetical                               $                1,000.00   $                1,016.75   $                         8.32

*    Expenses are equal to the Fund's
     annualized expense ratio of 1.65%,
     multiplied by the average account
     value over the period, multiplied
     by 183/366 (to reflect the one-half
     year period).

                                            BEGINNING ACCOUNT VALUE      ENDING ACCOUNT VALUE
                                                  JUNE 1, 2004             NOVEMBER 30, 2004        EXPENSES PAID DURING PERIOD*
                                           -------------------------   -------------------------   ------------------------------
INTERNATIONAL EQUITY CLASS I
Actual                                     $                1,000.00   $                  994.50   $                         5.50
Hypothetical                               $                1,000.00   $                1,019.50   $                         5.55

*    Expenses are equal to the Fund's
     annualized expense ratio of 1.10%,
     multiplied by the average account
     value over the period, multiplied
     by 183/366 (to reflect the one-half
     year period).

INTERNATIONAL SMALL-CAP CLASS R
Actual                                     $                1,000.00   $                  990.90   $                         9.10
Hypothetical                               $                1,000.00   $                1,015.90   $                         9.17

*    Expenses are equal to the Fund's
     annualized expense ratio of 1.82%,
     multiplied by the average account
     value over the period, multiplied
     by 183/366 (to reflect the one-half
     year period).

INTERNATIONAL SMALL-CAP CLASS I
Actual                                     $                1,000.00   $                  993.60   $                         6.40
Hypothetical                               $                1,000.00   $                1,018.60   $                         6.46

*    Expenses are equal to the Fund's
     annualized expense ratio of 1.28%,
     multiplied by the average account
     value over the period, multiplied
     by 183/366 (to reflect the one-half
     year period).

LARGE-CAP GROWTH CLASS R
Actual                                     $                1,000.00   $                  992.90   $                         7.10
Hypothetical                               $                1,000.00   $                1,017.90   $                         7.16

*    Expenses are equal to the Fund's
     annualized expense ratio of 1.42%,
     multiplied by the average account
     value over the period, multiplied
     by 183/366 (to reflect the one-half
     year period).

LARGE-CAP GROWTH CLASS I
Actual                                     $                1,000.00   $                  995.65   $                         4.35
Hypothetical                               $                1,000.00   $                1,020.65   $                         4.39

*    Expenses are equal to the Fund's
     annualized expense ratio of 0.87%,
     multiplied by the average account
     value over the period, multiplied
     by 183/366 (to reflect the one-half
     year period).

SMALL-CAP GROWTH CLASS R
Actual                                     $                1,000.00   $                  992.15   $                         7.85
Hypothetical                               $                1,000.00   $                1,017.15   $                         7.92

*    Expenses are equal to the Fund's
     annualized expense ratio of 1.57%,
     multiplied by the average account
     value over the period, multiplied
     by 183/366 (to reflect the one-half
     year period).

SMALL-CAP GROWTH CLASS I
Actual                                     $                1,000.00   $                  994.95   $                         5.05
Hypothetical                               $                1,000.00   $                1,019.95   $                         5.10

*    Expenses are equal to the Fund's
     annualized expense ratio of 1.01%,
     multiplied by the average account
     value over the period, multiplied
     by 183/366 (to reflect the one-half
     year period).

STRATEGIC GROWTH CLASS R
Actual                                     $                1,000.00   $                  992.80   $                         7.20
Hypothetical                               $                1,000.00   $                1,017.80   $                         7.26

*    Expenses are equal to the Fund's
     annualized expense ratio of 1.44%,
     multiplied by the average account
     value over the period, multiplied
     by 183/366 (to reflect the one-half
     year period).

STRATEGIC GROWTH CLASS I
Actual                                     $                1,000.00   $                  995.55   $                         4.45
Hypothetical                               $                1,000.00   $                1,020.55   $                         4.50

*    Expenses are equal to the Fund's
     annualized expense ratio of 0.89%,
     multiplied by the average account
     value over the period, multiplied
     by 183/366 (to reflect the one-half
     year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's sub-adviser. Each sub-adviser is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law. The Funds' investment adviser, RMCI, receives periodic reports from each sub-adviser to ensure that they have adopted and implemented a proxy voting policy and to acknowledge any mitigating circumstances or conflicts of interest.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                 (This page has been left blank intentionally.)

[HALLMARK FUNDS(SM) LOGO]
A RESERVE MANAGEMENT AFFILIATE

1250 Broadway, New York, NY 10001-3701
888-823-2867

GENERAL INFORMATION AND 24-HOUR PRICE AND PERFORMANCE INFORMATION
888-823-2867 - www.hallmarkfunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

HALLMARK/SEMI-ANNUAL 11/04

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") as of a date within 90 days of the filing of this report, the Chairman (principal executive officer) and Treasurer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as
Exhibit 99.CERT.

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Hallmark Equity Series Trust

By:      /s/ Bruce R. Bent
         -----------------
         Name:  Bruce R. Bent
         Title: Chairman and CEO

Date: February 3, 2005


       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Bruce R. Bent
         -----------------
         Name:  Bruce R. Bent
         Title: Chairman and CEO

Date: February 3, 2005


By:      /s/ Arthur T. Bent III
         ----------------------
         Name:  Arthur T. Bent III
         Title: Treasurer (Principal Financial Officer)

Date: February 3, 2005